j.p. morgan acceptance corporation II

Exhibit 99.19

Seller Name	Seller Loan ID	Customer Loan ID	Exception ID	Exception ID Date	Exception Category	Exception Subcategory	Exception Description	Exception Comments	Seller Response	Reviewer Response	Compensating Factors	Exception Status	Cleared Date	Exception Approved Pre Origination	Initial Exception Grade	Final Exception Grade	Initial DBRS Exception Grade	Final DBRS Exception Grade	Initial Moodys Exception Grade	Final Moodys Exception Grade	Initial Fitch Exception Grade	Final Fitch Exception Grade	Initial Kroll Exception Grade	Final Kroll Exception Grade	Initial S&P Exception Grade	Final S&P Exception Grade
Loan Depot - iMortgage	XXXXX	304383995	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383995	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383993	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383993	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383986	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383986	FCRE1440	08/23/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements A review of the lender's credit report as well as the mortgage statement for the first mortgage reflects that the account was due for the XX/XX/XX payment. Documentation was not provided to verify that the mortgage history meets the XXxXXxXX month payment history requirements. Provide verification that the first mortgage was paid current at the time of closing meeting the XXxXXxXX matrices guidelines.	Attached mortgage statement and vom	Document provided is sufficient. VOM acceptable. Exception resolved.; Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383986	FCRE1202	08/23/2024	Credit	Missing Doc	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided The Fraud report provided in file dated XX/XX/XX reflects an additional property indicated as currently owned by the borrower with an address of XXX, XXX, XXX XXX. The property is listed as currently owned and not sold under the Real Estate Owned Report section. Provide documentation that this property is no longer owned by the borrower or document the current mortgage and taxes/insurance/association fees to be included in the qualifying DTI ratio.	Re: Additional property @ XXX – the fraud report also indicates the Borrower has no ownership, page 6. I have also pulled the Property/Transaction report that confirms the same (attached).	Received evidence borrower doe snot own additional REO. Exception resolved. ; Third Party Fraud Report is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383986	FCRE8611	08/23/2024	Credit	Income/Employment	Income/Employment General	A review of the loan documents provided reflect the borrower's base pay which was used in the loan qualification of $XXX is supported by the semi-monthly paystubs through XX/XX/XX and XX/XX/XX. Additionally, The Work Number was included in the loan file so show the date of hire for the current employment as XX/XX/XX. However, the 2023 from the same employer reflects lower earnings of $XXX without explanation as to why the prior year earnings are less than of the qualifying income used for calculating the DTI ratio. Provide an acceptable explanation with supporting documentation regarding the lower 2023 earnings.	Attached is borrower's clarification on his lower 2023 earnings and provide the attached processor's cert. please clear or escalade to clear.	; Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383983	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383983	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383975	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383975	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383968	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383968	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383966	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383966	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383955	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383955	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383953	FCOM8997	09/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383953	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383949	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383949	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383929	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%   is less than Guideline DTI of XXX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383929	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%   is less than Guideline DTI of XXX%

Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383926	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383926	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383918	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383918	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383912	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383912	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383904	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383904	FCRE7009	09/05/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required The combined hazard insurance coverage of the subject property including the dwelling coverage of $XXX, XXX% increased in building structure of $XXX and other structures coverage of $XXX reflects total coverage of $XXX. Insurance coverage is needed to cover the existing first of $XXX and the new second of $XXX totaling $XXX. The policy did not indicate there was guaranteed replacement coverage nor did the policy provided indicate a replacement cost estimate. Provide verification that sufficient coverage for the subject property has been obtained.	Page 1 showing the Estimated Home Replace Cost of $XXX which doesn't exceed the dwelling coverage of the policy.; Please see attached replacement cost estimator.	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement; Lender did not send any documents supporting sufficient hazard coverage. Exception remains.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383904	FCRE1491	09/05/2024	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The Closing Disclosure dated XX/XX/XX indicates cash to close of $XXX from the borrowers; however, verification of assets was not provided in the loan documentation. Provide verification of sufficient assets from the borrowers detailing assets to cover the cash to close requirements.	Please see attached bank statements.	Document provided is sufficient. Exception resolved.; Asset Qualification Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383902	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383902	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383901	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383901	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383899	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383899	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383897	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383897	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383894	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383894	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383888	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383888	FCRE1145	09/03/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing	Please see attached title report.	Document provided is sufficient. Title report acceptable. Exception resolved.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383888	FCRE1148	09/11/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383887	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383887	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383884	FCOM8997	08/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383884	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383881	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383881	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383880	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383880	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383875	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383875	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383870	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383870	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	Required to add when no other exceptions. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383864	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383864	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383862	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383862	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383852	finding-2838	08/26/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383852	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383852	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383849	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383849	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383846	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383846	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383844	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383844	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383843	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383843	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383837	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383837	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383833	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383833	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383829	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383829	FCRE1200	08/24/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXXX is less than the Guideline Minimum Loan Amount of $XXXXXX Audited Loan Amount of $XXXXXX is less than the Guideline Minimum Loan Amount of $XXXXXX	Audited Loan Amount of $XXX is greater than or equal to the Guideline Minimum Loan Amount of $XXX	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383828	FCOM1604	09/06/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. A Credit Report for the co-borrower and/or a joint credit report was not located in the loan file. Lender to provide the credit report used to final approval the loan with both borrower(S)	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383828	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383828	FCRE5771	09/06/2024	Credit	Missing Doc	Borrower 2 Credit Report is Missing	Borrower 2 Credit Report is Missing.	Please see attached Joint Credit Report with Borrower 2 (XXX XXX). A separate Credit Report was ran for XXX XXX because his credit was frozen on the attached joint credit report.	Borrower 2 Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383828	FCRE7496	09/06/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The loan file does not contain documentation from a third party to support the monthly HOA dues.	Please see attached HOA info.	Document provided is sufficient. HOA documented. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time -	Resolved	09/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383827	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383827	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383822	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383822	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383821	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383821	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383818	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383818	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383809	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383809	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383808	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383808	FCRE7495	08/25/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documentation to verify 'Other' payment of $XXX added to PITIA on 1008. Mortgage payment shows no payment for escrow shortage, reserves or mortgage insurance.	Please see attached	Document provided is sufficient. Housing payment accounted for correctly. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383806	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factors	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383806	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factors

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Compensating factors

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factors	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383796	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383796	FCRE1316	09/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	Please see attached Verbal VOE dated XX/XX/XX for B1.	Received missing VOE for B1. Exception resolved. ; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383795	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Diligence Final Look - Fields Pending Credit Review - Diligence Final Look Page cannot be completed until the following fields do not have Pending Credit Review as the response: Payment Shock Meets G/L Requirements (N/A), Residual Income Meets G/L Requirements(N/A), ATR: Was an ATR/QM DTI/Residual Income Analysis Provided (Pending Credit Review), ATR: Did the Lender Document All ATR Factors (Pending Credit Review), Originator QM Status (QM: Average Prime Offer Rate (APOR)) Final QM Status (QM: Average Prime Offer Rate (APOR)). Meets Guidelines	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383795	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines. The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Diligence Final Look - Fields Pending Credit Review - Diligence Final Look Page cannot be completed until the following fields do not have Pending Credit Review as the response: Payment Shock Meets G/L Requirements (N/A), Residual Income Meets G/L Requirements(N/A), ATR: Was an ATR/QM DTI/Residual Income Analysis Provided (Pending Credit Review), ATR: Did the Lender Document All ATR Factors (Pending Credit Review), Originator QM Status (QM: Average Prime Offer Rate (APOR)) Final QM Status (QM: Average Prime Offer Rate (APOR)). Meets Guidelines	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383792	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383792	FCRE8999	09/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383787	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383787	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383786	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Complaint This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383786	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383776	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383776	FCRE3653	09/06/2024	Credit	Missing Doc	Missing letter of explanation	Need LOE for address: XXX XXX Fraud Report dates XX/XX/XX-XX/XX/XX Credit. Fraud Report dates XX/XXXX reported XXX XXXX. Provide evidence of taxes, insurance and any other liabilities as they apply to this property or evidence of non-ownership.	Please see uploaded Property Detail Report showing non-ownership	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383775	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383775	FCRE1255	09/03/2024	Credit	Missing Doc	Other Property Insurance Policy Missing	Regarding the hazard insurance policy guides require the following: The rating by the XXX, XXX.	Hazard Insurance Carrier Rating	Documentation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383773	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383773	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383770	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383770	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time -	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383746	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383746	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383743	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383743	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383739	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383739	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383732	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383732	FCRE8999	08/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383719	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383719	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383713	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383713	finding-2962	08/24/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XX XXX 260 higher-priced mortgage loan test. (XX XX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383713	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383706	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383706	FCRE7347	08/22/2024	Credit	Missing Doc	Missing Lease Agreement	The subject has solar panels. Missing the contract with terms for the solar.	See below from UW

""It was my understanding that the solar panels were paid off , the borrower had no documentation to support because it had been paid off for some time. Per title and credit report the borrower does not have any type of secured financing or an additional lien on this property besides the 1st and the 2nd with XXX (that was paid off) and the borrower has owned the property for XXX years	Explanation provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383698	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	XXX	; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383698	FCRE1347	09/11/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Missing VVOE for B2.	VOE	Document provided is sufficient. Exception resolved.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383698	FCRE1437	09/11/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Loan file is missing 2022 W2 for borrower and 2023 W2 for co-borrower.	Income and Employment Meet Guidelines	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383698	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. The required AVM not located in the loan file.	AVM; AVM	Document provided is sufficient. Exception resolved.; Appraisal is Present or is Waived; Exception remains. Missing the AVM, lender only submitted the property condition report.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383691	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383691	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383689	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383689	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383688	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383688	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383686	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383686	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	CREDIT REPORT	This is an information only exception, stating there was no credit findings.; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383686	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. The required AVM was not provided for review.	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM and lender only submitted a property condition report.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383685	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383679	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383679	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383677	finding-3352	08/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383677	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383674	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383674	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383674	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. A property valuation is required, but one was not found in file.	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM, lender only submitted a property condition report.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383670	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383670	finding-3393	08/26/2024	Compliance	Points & Fees	High-Cost Mortgage Points and Fees Threshold Test	This loan failed the high-cost mortgage points and fees threshold test due to one of the following findings: ( 12 CFR §1026.32(a)(1)(ii)(A), (B) )The loan amount is $XXXXXX or more, and the transaction's total points and fees is $XXX, which exceeds XX percent of the total loan amount of $XXXXXX; or The loan amount is less than $XXXXXX and the transaction's total points and fees is $XXX, which exceeds the lesser of XX percent of the total loan amount of $XXXXXX or $XXX. The loan failed the points and fees due to the $XXX fee in section A paid to clear capital.	It appears that the fee was charged twice, and included in
Section A which is why it was included in testing.
The fee in ques?on $XXX printed twice on the CD has been corrected. A?ached is a updated PCCD.; Attached XXX fide and mortgage statement.	PCCD provided; exception resolved; PCCD provided; exception resolved; Undiscounted rate did not resolve the exception; There is an unnamed fee in section A that is possibly a duplicate of a fee charged in section B that was included in testing due to it being in section A. The invoice in file only indicates a charge for XXX fee paid to clear capital and XXX in file shows this fee was not included at all even though it was paid at closing. The closing instructions indicate a cure of $XXX was applied but is not shown on the CD and no PCCD was provided. Either an attestation that this fee was not paid to the lender or a cure of $XXX is required	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383670	finding-3399	08/26/2024	Compliance	Disclosure	High-Cost Mortgage Timing of Disclosure Test	This loan failed the high-cost mortgage timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) )The High-Cost Mortgage Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §1026.32 at least three business days prior to the consummation or account opening of a high-cost mortgage; orThe High-Cost Mortgage Disclosure Date was not provided; orNeither the consummation date nor the closing date was provided. The loan failed the points and fees due to the $XXX fee in section A paid to clear capital.	It appears that the fee was charged twice, and included in
Section A which is why it was included in testing.
The fee in ques?on $XXX printed twice on the CD has been corrected. A?ached is a updated PCCD.; Attached XXX fide and mortgage statement.	PCCD provided; exception resolved; PCCD provided; exception resolved; Undiscounted rate did not resolve the exception; There is an unnamed fee in section A that is possibly a duplicate of a fee charged in section B that was included in testing due to it being in section A. The invoice in file only indicates a charge for XXX fee paid to clear capital and XXX in file shows this fee was not included at all even though it was paid at closing. The closing instructions indicate a cure of $XXX was applied but is not shown on the CD and no PCCD was provided. Either an attestation that this fee was not paid to the lender or a cure of $XXX is required	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383670	finding-3406	08/26/2024	Compliance	Disclosure	High-Cost Mortgage Pre-Loan Counseling Date Test	This loan failed the high-cost mortgage pre-loan counseling date test due to one of the following findings: (12 CFR §1026.34(a)(5)(i), (ii))The loan is a XXX XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the good faith estimate or the disclosures required by 12 CFR §1026.40; or The loan is a XXX XXX loan and the High-Cost Mortgage Pre-Loan Counseling Date indicates the creditor did not receive written certification that the consumer has obtained counseling on the advisability of the mortgage after the consumer received either the initial loan estimate or the disclosures required by 12 CFR §1026.40; or The High-Cost Mortgage Pre-Loan Counseling Date was not provided; orThe High-Cost Mortgage Pre-Loan Counseling Date is on or after the closing date or estimated closing date.Certification of counseling required. A creditor shall not extend a high-cost mortgage to a consumer unless the creditor receives written certification that the consumer has obtained counseling on the advisability of the mortgage from a counselor that is approved to provide such counseling by the Secretary of the U.S. Department of Housing and Urban Development or, if permitted by the Secretary, by a State housing finance authority.(ii) Timing of counseling. The counseling required under this paragraph (a)(5) must occur after:(A) The consumer receives either the disclosure required by section 5(c) of the Real Estate Settlement Procedures Act of 1974 (12 U.S.C. 2604(c)) or the disclosures required by §1026.40; or(B) The consumer receives the disclosures required by §1026.32(c), for transactions in which neither of the disclosures listed in (A) are provided. The loan failed the points and fees due to the $XXX fee in section A paid to clear capital.	It appears that the fee was charged twice, and included in
Section A which is why it was included in testing.
The fee in ques?on $XXX printed twice on the CD has been corrected. A?ached is a updated PCCD.; Attached XXX fide and mortgage statement.	PCCD provided; exception resolved; PCCD provided; exception resolved; Undiscounted rate did not resolve the exception; There is an unnamed fee in section A that is possibly a duplicate of a fee charged in section B that was included in testing due to it being in section A. The invoice in file only indicates a charge for XXX fee paid to clear capital and XXX in file shows this fee was not included at all even though it was paid at closing. The closing instructions indicate a cure of $XXX was applied but is not shown on the CD and no PCCD was provided. Either an attestation that this fee was not paid to the lender or a cure of $XXX is required	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383670	finding-3800	08/26/2024	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test	This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is $XXXXXX or more, and the transaction's total points and fees is $XXX, which exceeds 3 percent of the total loan amount of $XXXXXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds 5 percent of the total loan amount of $XXX; orThe loan amount is less than $XXX but at least $XXX, and the transaction's total points and fees is $XXX, which exceeds $XXX; orThe loan amount is less than $XXX and the transaction's total points and fees is $XXX, which exceeds 8 percent of the total loan amount of $XXX. The loan failed the points and fees due to the $XXX fee in section A paid to clear capital.	It appears that the fee was charged twice, and included in
Section A which is why it was included in testing.
The fee in ques?on $XXX printed twice on the CD has been corrected. A?ached is a updated PCCD.; Attached XXX fide and mortgage statement.	PCCD provided; exception resolved; PCCD provided; exception resolved; Undiscounted rate did not resolve the exception; There is an unnamed fee in section A that is possibly a duplicate of a fee charged in section B that was included in testing due to it being in section A. The invoice in file only indicates a charge for XXX fee paid to clear capital and XXX in file shows this fee was not included at all even though it was paid at closing. The closing instructions indicate a cure of $XXX was applied but is not shown on the CD and no PCCD was provided. Either an attestation that this fee was not paid to the lender or a cure of $XXX is required	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383670	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383667	FCOM1262	09/04/2024	Compliance	Missing Doc	Right of Rescission is Missing	Right of Rescission is Missing Missing Right of Rescission for the Borrower. Right of Rescission for non-borrowing title holder is in file.	See attached RTC	RTC for both borrower and non borrowing title holder provider; exception resolved; Right of Rescission is Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383667	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383667	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383665	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383665	FCRE1316	08/29/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Per Guidelines a VVOE is required dated within 10 days of the Note. The VVOE was not located in the loan file.	Hello, Attached Updated VOE Thank you,	Document provided is sufficient. VOE acceptable. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383658	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383658	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383655	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383655	finding-2962	09/13/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML with established escrows and met appraisal requirements, therefore, downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383655	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383654	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383654	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383649	FCOM8997	08/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383649	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383645	finding-47	09/03/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §XXX, or delivery of all material disclosures, whichever occurs last. Missing consummation CD to verify accurate disbursement date. Utilized CD dated XX/XX/XXXX with disbursement date of XX/XX/XXXX for compliance testing.	Please see attached as loan did not disburse until XX/XX/XX	PCCD provided with updated disbursement date; Exception resolved; PCCD provided with updated disbursement date; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383645	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383645	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383644	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383644	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383641	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383641	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383635	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383635	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383627	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383627	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383626	finding-2962	09/03/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383626	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383626	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	Required when no other exceptions present. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383623	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383623	FCRE8999	09/03/2024	Credit	Data	No Credit Findings	Required to include when no other exceptions. The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383622	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383622	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383621	FCOM8997	09/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383621	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383610	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383610	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383604	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383604	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383602	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383602	FCRE1316	08/28/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing	10 day voe	Received the missing WVOE. Exception resolved. ; Borrower 1 3rd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383593	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383593	FCRE8999	09/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383581	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383581	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383579	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383579	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383577	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383577	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383569	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383569	FCRE7496	08/27/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing HOA document showing association monthly dues in the amount of $XXX	Please see attached LOE from manager	Document provided is sufficient. HOA fee verified. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383568	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383568	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383567	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383567	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383561	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383561	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383559	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383559	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383558	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383558	FCRE8999	08/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383555	FCOM8997	08/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383555	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383552	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383552	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383550	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383550	FCRE6019	09/04/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing. No Patriot Disclosure is in file.	Thank you!	Borrower 1 Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383545	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383545	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383538	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383538	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383535	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.		HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383535	FCRE6019	09/03/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing . Guidelines require that each borrower’s identity must be confirmed, through government issued identification prior to the extension of credit. The Identification and or completed Patriot Act Disclosure Act Disclosure notarized at closing is missing from the loan file.	See attached Disclosure	Document provided is sufficient. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383516	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383516	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	Required per deal notes provided. The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383515	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383515	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383507	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	attached	; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383507	FCRE7495	09/09/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The 1003 shows the borrower owns XXX, XXX and a letter of explanation from the borrower states it is XXX XXX and clear and doesn't have insurance on the property. The file doesn't contain documentation to verify the property taxes to be included into the DTI.	The loan was actually qualified w/ higher taxes @ $XXX monthly. This appears as negative rent on the schedule of real estate owned and is included in DTI:	Document in file is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383487	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383487	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383479	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383479	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383470	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383470	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383469	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383469	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383456	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383456	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383455	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383455	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383453	FCOM8997	09/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383453	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383453	FPRO1242	09/11/2024	Credit	Missing Doc	Appraisal is Missing	Appraisal is Missing. AVM Product is missing from the loan file.	AVM; AVM	Appraisal is Present or is Waived; Exception remains. Missing the AVM and lender submitted a property condition report.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383452	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383452	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383451	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Meets guides

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Meets guides	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383451	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	No credit findings The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Meets guides

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Meets guides	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383447	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383447	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383440	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358533	FCRE1193	08/28/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%. Lender did not include installment loan with XXX XXX #XXX with a monthly payment of $XXX per month, and balance of $XXX.	Paid and closed	Document provided is sufficient. Liabilities updated. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383437	FCOM8997	09/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383437	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383429	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383429	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383426	finding-3352	09/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383426	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383415	finding-3352	09/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383415	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383412	finding-3352	09/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383412	finding-952	09/01/2024	Compliance	Points & Fees	XXX XXX High Cost Home Loan Points and Fees Threshold Test	This loan failed the high-cost home loan points and fees threshold test due to one or more of the following findings:
 (SC SB 438, §37-23-20(15)(B))
The total points and fees of this loan, which are $XXX, exceed one of the following thresholds based on the total loan amount, which is $XXX:

Either the total points and fees exceed XXX% of the total loan amount if the total loan amount is $XXX or more; or
The total points and fees exceed the lesser of XXX% of the total loan amount or $XXX if the total loan amount is less than $XXX.
Flood certification fee was not considered a finance charge erroneously per Lender's XXX report.	Our flood cert fee is specifically for determining the flood zone of the property. We don’t have an ongoing monitoring of flood zone but pull the one time for that determination. We have it mapped to XXX fee ID for flood determination since that is what it is for and their flood determination fee is not APR impacting. 1026.4(c)(7)-3: Charges assessed during the loan term. Real estate or residential mortgage transaction charges excluded under § 1026.4(c)(7) are those charges imposed solely in connection with the initial decision to grant credit. This would include, for example, a fee to search for tax liens on the property or to determine if flood insurance is required.; Please see attached fees test	Per lender: flood cert fee is specifically for determining the flood zone of the property. We have it mapped to XXX fee ID for flood determination since that is what it is for and their flood determination fee is not APR impacting; Exception resolved; Per lender: flood cert fee is specifically for determining the flood zone of the property. We have it mapped to XXX fee ID for flood determination since that is what it is for and their flood determination fee is not APR impacting; Exception resolved; Exception remains. The undiscounted rate did not resolve the exception. The lender included the same fees in testing, however the threshold calculated by the lender was incorrect because the total loan amount is based on the finance charges which excluded the flood cert as a finance charge causing the tolerance to be off by $XXX which caused the points and fees to be over the tolerance by $XXX. Cure amount of $XXX required; Cure package requires PCCD, LOE, copy of check and proof of delivery; The undiscounted rate did not resolve the exception. The lender included the same fees in testing, however the threshold calculated by the lender was incorrect because the total loan amount is based on the finance charges which excluded the flood cert as a finance charge causing the tolerance to be off by $XXX which caused the points and fees to be over the tolerance by $XXX. Cure amount of $XXX required; Cure package requires PCCD, LOE, copy of check and proof of delivery	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383412	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383411	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383411	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383407	FCOM8997	08/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383407	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383402	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383402	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383399	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383399	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383398	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383398	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383395	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383395	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383387	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383387	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383385	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383385	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383373	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383373	FCOM1227	08/28/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing . Per AVM and HOA bill the subject is a PUD - The recorded mortgage does not have PUD selected and does not have the PUD rider.	pud rider signed, pud rider indicated on pg 7	The PUD Rider is Present or is Not Applicable (Property Type is PUD)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383368	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383368	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383357	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383357	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383356	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383356	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383355	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383355	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time -

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383354	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383354	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383344	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383344	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383341	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383341	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383340	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383340	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383331	finding-3352	09/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383331	finding-2962	09/09/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Duplicate of HPML	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383331	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383329	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383329	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383321	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383321	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383320	FCOM8997	09/10/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%   is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383320	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%   is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383313	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383313	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383308	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383308	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383301	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	No compliance findings The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383301	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383293	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383293	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383289	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	attached	; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383289	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383285	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383285	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383277	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383277	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383273	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	No Compliance Finding The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383273	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383272	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383272	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383271	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383271	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383265	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383265	FCRE7496	09/12/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The borrower is obligated to a monthly HOA payment on the subject property . However, loan file missing evidence verifying this monthly payment as stated on the 1008 Transmittal Summary.	See attached for HOA on subject property.	Received evidence of the HOA dues. Exception resolved. ; Received evidence of the HOA dues. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383263	FCOM8997	09/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383263	FCRE8999	09/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383260	FCOM8997	08/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383260	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383257	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383257	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383256	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383256	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383252	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383252	FCRE1159	09/10/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Provide hazard insurance from the closing date of XX-XX-XXXX until effective date of XX-XX-XXXX. Need a copy of previous policy	Hello, please see attached hazard policies that cover from XX/XX/XX-XX/XX/XX and fromXX/XX/XX-XX/XX/XX. If the closing date was XX/XX/XX and the disbursement date was XX/XX/XX the policy from XX/XX/XX-XX/XX/XX would cover this period and we have the renewal in the file to cover the XX/XX/XX-XX/XX/XX. Thank you,	Received evidence of active insurance prior to note date. Exception resolved. ; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
Loan Depot - iMortgage	XXXXX	304383250	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is in compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383250	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041760	finding-3352	01/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XXX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041760	finding-2962	01/17/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore, downgraded to grade A This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Borrower has stable job time - Borrower has XXX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	01/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041760	FCRE8999	01/19/2024	Credit	Data	No Credit Findings	Informational	Borrower has stable job time - Borrower has XXX years on job. Compensating Factors

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Compensating Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor	Resolved	01/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041499	FCOM2736	01/28/2024	Compliance	Disclosure	Borrower(s) did not receive 3 days right of rescission	The right to cancel by date of XX-XX-XXXX does not provide a XXX day rescission period and is within XXX days after the note date of XX-XX-XXXX	See attached Right to Cancel dated XX/XX/XXXX.	Lender provided 3 day rescission period, XXX is included as a rescission day	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
Vista Point Trust I	XXXXX	304041499	FCRE1437	01/28/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender provided Income lender calculations but failed to provided supporting documentation as well as third party employment verification.	See all previously uploaded documentation for income verification.	CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Shareholder's of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
Vista Point Trust I	XXXXX	304041499	FCRE1352	01/28/2024	Credit	Missing Doc	Borrower 2 Business Tax Returns Missing	Borrower 2 Business Tax Returns Missing Lender failed to provide supporting documents for the Business such Business Tax Returns with all schedules.	See attached 2021 business return.; See attached business tax transcript.	Agree CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Sharholders of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.; Received 1 year of IRS Business Transcripts that cannot be utilized to properly calculate income. Missing all income documentation utilized to calculate income with verification of employment for both borrowers. Exceptions Remains.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1322	01/28/2024	Credit	Missing Doc	Borrower 1 Business Tax Returns Missing	Borrower 1 Business Tax Returns Missing Lender failed to provide supporting documents for the Business such Business Tax Returns with all schedules.	See attached 2021 business return.; See attached tax transcript (business).	Agree CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Sharholders of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.; Received 1 year of IRS Business Transcripts that cannot be utilized to properly calculate income. Missing all income documentation utilized to calculate income with verification of employment for both borrowers. Exceptions Remains.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1347	01/28/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Lender Guidelines required a verbal VOE from each employer within 10-days of the note date for wage and salaried employees, if self employed verify existence of the business within 30 days of the note.	See attached business verification.	Agree CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Sharholders of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1316	01/28/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Lender Guidelines required a verbal VOE from each employer within 10-days of the note date for wage and salaried employees, if self employed verify existence of the business within 30 days of the note.	See attached business verification.	Agree CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Sharholders of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1355	01/28/2024	Credit	Missing Doc	Borrower 2 CPA Letter Missing	Borrower 2 CPA Letter Missing CPA Letter verifying business missing on file.	Disagree; borrowers self-employed, CPA letter not necessary	Agree CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Sharholders of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1325	01/28/2024	Credit	Missing Doc	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing CPA Letter verifying business missing on file.	Disagree; borrowers self-employed, CPA letter not necessary	Agree CPA letter not required, XXX S-Corp Business Returns, Schedule K-1, XXX Business IRS Transcripts, XXX W2s, XXX P&L Statement and XXX reflecting business was verified on XX/XX/XXXX, is in good standing, was incorporated in XXX Directors/Sharholders of business are both borrower and co-borrower. All information provided meets lender employment and income requirements. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1334	01/28/2024	Credit	Missing Doc	Borrower 1 Executed 4506-T Missing	Borrower 1 Executed 4506-T Missing Executed 4506-T Missing on file	See attached 4506C (joint).	Borrower 1 Executed 4506-T Provided	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1364	01/28/2024	Credit	Missing Doc	Borrower 2 Executed 4506-T Missing	Borrower 2 Executed 4506-T Missing Executed 4506-T Missing on file	Borrower 2 Executed 4506-T Provided or Not Applicable (Number of Borrowers equals 2)	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041499	FCRE1182	01/28/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary 1008 Underwriting Analysis missing on file.	See attached final 1008.	Approval/Underwriting Summary is fully present	Borrower has stable job time - Borrower has XXX years on job. Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factor	Resolved	01/28/2024		B	A	B	A	B	A	B	A	B	A	B	A
Vista Point Trust I	XXXXX	304041485	finding-3352	01/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041485	finding-2962	01/29/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. Undiscounted rate not provided. This loan failed the XXX XXX XXX higher-priced mortgage loan test. (XXX XXX XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	01/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041485	FCRE1964	01/30/2024	Credit	Missing Doc	Missing income documentation	The borrower's qualified income of $XXX per month is from Alimony per final 1003 and 1008 Transmittal Summary. Per lender guidelines, information concerning qualification requirements that are not referenced within the lender guidelines, lender/originator would refer to the FNMA Seller Guide. Per FNMA requirements, documentation required to verify the alimony will continue to be paid for at least 3 years after the date of the mortgage application such as a divorce decree and no less than six months of the borrower’s most recent regular receipt of the full payment. Further, the 1008 reflects the underwriter utilized bank statements to verify receipt of alimony, but no evidence of bank statements in file.	See attached proof of alimony payments and divorce decree.	Lender provided 14 months of bank statements and a Divorce Decree showing Alimony and Child Support. Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating Factor

											Borrower has stable job time - Borrower has XXX years on job. Compensating Factor	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041482	finding-2962	01/30/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Resolved; HPML is compliant; Compliant HPML	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041482	finding-3352	01/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Resolved; HPML is compliant; Compliant HPML	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	01/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Vista Point Trust I	XXXXX	304041482	finding-3735	01/30/2024	Compliance	TRID	TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test	This loan failed the TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test.This loan contained a Post Consummation Revised Closing Disclosure and at least one other Closing Disclosure. The last Post Consummation Revised Closing Disclosure in the sequence provided a disclosed Total of Payments, but there was not a disclosed Total of Payments provided on the last pre-consummation Closing Disclosure in the sequence. A Total of Payments disclosed at or prior to consummation is necessary for testing the accuracy of the disclosed Total of Payments. Missing Final CD. Unable to test accurate closing Total of Payments.	See attached PCCD.	Final signed CD provided ; Final signed CD provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	01/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
Vista Point Trust I	XXXXX	304041482	FCOM1544	01/30/2024	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Final CD is missing.	TRID: Final Closing Disclosure Provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	01/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041482	FCRE7497	02/01/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing verification of PITIA documentation for Investment property XXX.	See attached documentation for XXX	Received the property tax cert reflecting monthly payment of $XXX, the Note reflecting P&I payment of $XX and HOI reflecting monthly payment $XXX for a total PITIA of $XXX, which is less than what was disclosed, DTI decreased. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	02/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
Vista Point Trust I	XXXXX	304041482	FCRE9592	02/01/2024	Credit	Title	Lien position GREATER than 2	Per Lien search in file and Preliminary title, there are three liens on the subject property one of which is being paid off. There is a lien on the property for $XXX per the lien report but the title report doesn't have an amount for this lien, however its listed as #11 on the preliminary title for XX XX XX XXX. No documentation in file for this lien regarding current unpaid principle balance and Monthly payment amount.	See attached FTP.	Received Final Title Policy reflecting only XXX liens encumbering subject property. The other lien was removed. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
Vista Point Trust I	XXXXX	304041482	FCRE6618	02/01/2024	Credit	Borrower	Borrower information on 1003 is incomplete	Initial 1003 is not signed by the borrower.	Disagree; per Fannie Mae guidelines, borrower signature is not required on initial 1003 if application not taken face-to-face	Agree, per FNMA Guidelines, as of 1/5/2019 the lender is no longer required to have the initial 1003 executed, only final 1003. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	02/01/2024		C	A	C	A	C	A	C	A	C	A	C	A
Vista Point Trust I	XXXXX	304041482	FCRE1199	02/01/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXXXXX	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
Vista Point Trust I	XXXXX	304041482	FPRO1249	02/01/2024	Credit	Property	Neighborhood Location Not Allowed for Program	Ineligible Property. Per guidelines Agricultural Zoned properties are not allowed. Per Appraisal Zoning Description is agricultural, Single Family Residential Building Site.

Lender Exception in file on page 2 for Zoning of Agricultural / Rural. Comp Factors are DTI, FICO and DTI.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
AmeriSave Mortgage	XXXXX	304304191	finding-3352	05/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what is needed to clear this HP warning	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304304191	FCRE8999	05/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational only	Borrower has stable job time - Qualifying FICO is Greater than the Guideline Minimum - Original LTV is Below the Guideline Maximum -	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304308613	finding-2838	06/06/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304308613	finding-3352	06/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304308613	FCRE8999	06/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304309653	FCOM8997	06/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304309653	FCOM1232	06/28/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final 1003 is Missing	Final 1003	The Final 1003 is Present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304352484	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304352484	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304320813	FCOM1265	08/02/2024	Compliance	Right to Rescind	Non-Borrower Title Holder Did Not Receive Right of Rescission Form	Non-Borrower Title Holder Did Not Receive Right of Rescission Form Missing right to cancel for non borrowing title holder	XXX RTC attached	Right to cancel for non borrower title holder provided; Exception resolved; Non-Borrower Title Holder Received Right of Rescission Form	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304320813	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304320813	finding-2962	08/02/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304320813	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304321276	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304321276	FCRE8999	07/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369513	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369513	finding-2978	08/08/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369513	FCRE6737	08/07/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	The Final 1003, 1008 and WVOE reflect an Other income of $XXX that is not indicated on the most recent paystubs. A discription of the Other income, how it was calculated and likelyhood of continuance was not located in the loan file.	Borrower receives $XXX every XXX weeks from All about You, Letter and bank statement provided verifying income	Verification of additional income provided. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304369513	FCRE7495	08/07/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	The Final 1003 reflects an IRS payment of $XXX that is not reported to the credit repositories. Terms of the repayment agreement were not located in the loan file.	IRS payment verification	Received IRS payment agreement. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304325065	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Please advise what is needed to clear this condition	This is an information exception, as the grade is a level 1/A and reads, "The loan is in compliance with all applicable laws and regulations."; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304325065	FCRE1193	08/06/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Lender grossed up Social Security Income while supporting documents are missing on file. Audited income is lower therefore approval outcome is on jeopardy.	Tax transcripts	Received evidence the SS income is not taxable. Exception resolved. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304327342	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304327342	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354151	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354151	finding-2261	08/13/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354151	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304333624	finding-3352	07/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304333624	finding-2962	07/18/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304333624	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304330244	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304330244	FCRE8279	08/26/2024	Credit	Missing Doc	Missing evidence tax return extension was filed.	Missing evidence of tax return extension being filed for 2023.	Provided the extension being filed for 2023 taxes	Document provided is sufficient. Extension acceptable. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304330935	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383440	FCRE1193	09/09/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% DTI variance due to escrow shortfall of $XXX. Escrow is $XXX. Insurance increased due to adding 2nd lien increasing the taxes and insurance now totals $XXX.	1008 with notes	Received evidence of the property taxes and insurance already including the increase. Exception resolved. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Audited DTI of XXX% exceeds Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304332679	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304332679	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304333735	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304333735	FCRE1440	07/22/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements . Missing June 2024 first mortgage payment verification.	Credit supplement reflects the XXX payment made on XX/XX/XX and next due is XX/XX/XX	Document provided is sufficient. Mortgage history verified. Exception resolved.; Housing History Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304333735	FCRE1173	07/22/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy . Missing master condominium insurance policy.	HO6 Master policy	Document provided is sufficient. Policy in effect. Exception resolved.; HO-6 Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	07/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304398601	finding-3352	10/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398601	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359247	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359247	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359247	FVAL5524	09/05/2024	Credit	Property	Ineligible Property	The appraisal in file reflects subject property is zoning description is a single family residential, agricultural property and is 40 Acres. Per guidelines the subject property is considered ineligible because it exceeds 20 acers and property is zoned as single family and agricultural. No lender exceptions locate in the loan file.	Neither XXX nor XXX have XXX limitations for the XXX program. There is no XXX and zoning permits residential, so this is an eligible property.	Explanation provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304382851	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382851	FCRE1199	09/20/2024	Credit	Eligibility	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXX is greater than the Guideline Maximum Loan Amount of $XXX Loan amount exceeds Guideline Loan Amount and their is no exception approval in file.	Mid credit score is XXX and CLTV is XXX%, per matrix anything under XXX% CLTV you can have a loan amount up to $XXX	Received evidence of loan matrix and max Loan amount per credit score. Exception resolved. ; Audited Loan Amount of $XXX is less than or equal to the Guideline Maximum Loan Amount of $XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304337028	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337028	FCRE1204	06/28/2024	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Fraud Report Shows Uncleared Alerts . Fraud report reflects borrower is potential match on SAM.gov which was not cleared.	Sam.gov	All Fraud Report Alerts have been cleared or None Exist	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304337074	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337074	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337115	finding-3352	06/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337115	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304352004	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304352004	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337594	finding-3352	07/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337594	finding-2962	07/02/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304337594	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304351740	FCOM1604	07/28/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Missing Divorce Decree or related document to verify child support of $XXX/month added to DTI by Lender per final 1003/1008.	Divorce decree	Verification of child support provided. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/28/2024		B	A	B	A	B	A	B	A	B	A	B	A
AmeriSave Mortgage	XXXXX	304351740	finding-3352	07/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304351740	FCRE1294	07/28/2024	Credit	Income/Employment	Income 3 Months Income Verified is Missing	Income 3 Months Income Verified is Missing . Missing Income documentation for VA Compensation of $XXX monthly.	VA compensation	Income 3 Months Income Verified is Present Or Not Applicable. Evidence of VA Benefit provided. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/28/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304363492	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363492	finding-2978	08/20/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363492	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304351667	FCOM8997	07/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304351667	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354028	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354028	FCRE1173	07/25/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Need master policy	HO6 master policy	Document provided is sufficient. Policy in effect. Exception resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304352123	FCOM8997	07/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304352123	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359502	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359502	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354199	FCOM8997	07/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354199	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354582	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354582	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366166	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366166	FCRE7495	09/06/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	1008 notes indicate all student loan payments were consolidated into XXX. In addition, an inquiry and a Letter of Explanation for new credit inquiries reflect a auto loan from XXX. Notes on the 1008 reflect the debt opened XX.XXXX. The credit repositories do not report a tradeline for either creditor. No documentation was located in the loan file to support the obligations. A credit supplement is required to validate the terms of the payments and balances.	XXX account is reflected on the credit report, I have provided the credit report. I have also provided the XXX financial statement to show the combined student loans account	Received evidence of both payments for XXX XXX and XXX XXX. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304354870	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354870	FCRE7810	08/02/2024	Credit	Title	Title issue	Mortgage information on title shows that 1st mortgage was obtained on XX/XX/XXXX and recorded on XX/XX/XXXX, Credit Report shows that mortgage was obtained on XX/XX/XXXX. Please provide corrected title report.	Updated property report attached	Received corrected title. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304354870	FCRE3978	08/02/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Final 1003 show liability (Light Reach #XXX) which is a Solar lease; file is missing the lease or power purchase agreement.	Solar PPA agreement	Copy of lease agreement provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304354868	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304354868	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359134	FCRE1193	08/12/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Audit calculated the Social Security Award as $XXX*XXX=$XXX*XXX=$XXX+$XXX=$XXX. Lender grossed up the Social Security Award by XXX% (XXX*XXX=$XXX). No income tax return documentation was located in the loan file to support the XXX% gross up of the award.	tax transcripts	Received evidence SSI is not taxed. Exception resolved. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304357161	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304357161	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304356284	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304356284	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304357070	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304357070	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304356079	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304356079	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304356581	finding-3352	07/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304356581	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304357199	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304357199	FCRE1193	07/23/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% . Lender's social security income calculation of $XXX per month could not be supported with the documentation provided. Lender grossed up by XXX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	Tax transcripts	Received evidence that all of the SS income is not taxed. Exception Resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304358316	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358316	finding-2962	08/05/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358316	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358091	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358091	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358454	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358454	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363838	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363838	FCRE8999	08/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358742	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358742	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358291	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358291	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359307	finding-3352	07/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359307	FCRE1159	07/23/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. Provide the Hazard Insurance declaration page to document adequate coverage on the Note date through XX-XX-XXXX.	HOI XX/XX/XX thru XX/XX/XX and HOI XX/XX/XX thru XX/XX/XX	Document provided is sufficient. Policy in effect at time of closing. Exception resolved.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304358740	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358740	finding-2978	09/03/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358740	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358738	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358738	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358512	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358512	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358533	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304357071	FCRE1193	07/23/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% . Lender grossed up borrower's social security ($XXX * XXX% = $XXX). However, no evidence that social security is non-taxable and income re- calculated per Fannie Mae guidelines.	tax transcripts	Document received is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304358735	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358735	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358730	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358730	FCRE8999	07/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364885	finding-3352	08/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364885	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358712	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358712	finding-2261	08/16/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304358712	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359134	FCOM8997	08/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304330935	FCRE1193	07/25/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% . Lender failed to include auto loan with LAFCU with balance of $XXX and monthly payment of $XXX and revolving account with XXX with balance of $XXX and monthly payment of $XXX. Debts were not included in payoffs through subject loan and no documentation in file to support the omission of these debts. XXX XXX loan paid on CD of $XXX was additional timeshare acquired XX/XXXX not yet reported on credit report.	Omission documents	Documents provided are sufficient. Proof of debts paid off and paid by other reduce the DTI to qualifying level. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304363130	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363130	FCRE1326	08/05/2024	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Borrower 1 YTD Profit & Loss Missing Lender provided 2021/2022 tax returns and evidence of 2023 filing extension, however, no documentation in file for YTD income to meet documentation age of 120 days required by guidelines.	proof of extension	Documentation provided is sufficient. Extension valid, Exception resolved.; Borrower 1 YTD Profit & Loss Provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304363130	FCRE1440	08/05/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing verification of rent for borrower's primary residence	lease agreement with bank statement showing paid	Received evidence of rental payment. Exception Resolved.; Housing History Meets Guideline Requirements	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304359383	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359383	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359824	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359824	FCRE8999	08/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359822	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359822	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Please advise when this will be cleared	; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304360039	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304360039	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359956	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304359956	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361865	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361865	FCRE1173	08/07/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Missing HO-6 Master Insurance Policy	HO6 Master Policy	Received master policy. Exception Resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304361863	finding-3352	07/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361863	FCRE8999	07/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361454	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361454	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363319	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363319	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361861	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361861	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363318	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363318	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361858	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304361858	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363126	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363126	FCRE6737	08/01/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	Missing Pg. #1 of Social Security award letter that shows the name of the recipient of the Social Security income; bank statement was provided showing receipt of Social Security income but unable to determine who receives the income as bank statement has the borrower and another name on the statement.
complete SSI award letter	Complete SSI award letter provided confirming payee. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304363125	finding-3352	07/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363125	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363226	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363226	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363239	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363239	FCRE7495	08/05/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing verification of consumer debts with XXX with balance of $XXX and XXX XX with balance of $XXX.	Equifax report	Verification of debts provided. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304363316	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363316	finding-2261	08/06/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363316	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363584	finding-3352	07/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363584	FCRE8999	07/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363582	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363582	FCRE8611	08/06/2024	Credit	Income/Employment	Income/Employment General	The 1003 and 1008 reflect the calculation for the SSI income was grossed up by XXX% instead of the newer calculation, but there is no tax return to verify the XXX% calculation can be used. Please provide documentation/explanation why the XXX% gross up method was used.	Borrower does not file taxes due to income is SSI and VA disability.	Received Tax transcripts verifying borrower does not file tax returns. Exception Resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304363580	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304363580	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364744	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364744	FCRE1440	08/13/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements No current mortgage tradeline is reported in the credit file. The 1st lien statement reflects 5 payments, XX.XXXX-XX.XXXX. Guidelines require the past 6 month payment history. A mortgage credit supplement is required.	Received the VOM. Exception resolved.; credit supplement	Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304364104	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364104	finding-2962	08/05/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364104	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364718	FCOM8997	07/31/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364718	FCRE8999	07/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365197	FCOM8997	08/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365197	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364584	finding-3352	08/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364584	finding-2962	08/05/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364584	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369511	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369511	FCRE8999	09/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365196	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365196	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366163	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366163	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364679	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364679	FCRE8999	08/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369402	finding-3352	08/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369402	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364676	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364676	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364758	finding-3352	08/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364758	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380797	FCOM8997	09/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380797	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364937	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304364937	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365506	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365506	FCRE1173	08/19/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Missing HO-6 Master Insurance Policy	HO6 master policy	Document provided is sufficient. H06 policy is current. Exception resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304365506	FCRE7496	08/20/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing documentation to verify HOA payment of $XXX monthly added to DTI by lender.	verif hoa fee	Document provided is sufficient. HOA fee documented. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304368526	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368526	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365343	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365343	FCRE8999	08/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371792	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371792	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365379	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365379	FCRE6019	08/21/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing	Provided the XXX	Document provided is sufficient. XXX verifies identity. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304365377	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365377	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366042	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366042	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365502	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304365502	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366827	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366827	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366161	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366161	FCRE8999	08/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366443	FCOM8997	08/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366443	FCRE8999	08/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366535	finding-3352	08/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366535	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369956	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369956	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367513	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367513	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367512	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367512	finding-2978	08/21/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367512	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367805	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304367805	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366984	finding-3352	08/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304366984	FCRE1173	08/27/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Missing HO-6 Master Insurance Policy	HO6 Master Policy	Document provided is sufficient. H06 policy in effect. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304369494	finding-2838	08/20/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
								While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369494	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369494	FCRE1330	08/20/2024	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing WVOE provide only shows income thru XX/XX/XXXX, missing current YTD income	paystub	Document provided is sufficient. Paystub acceptable. Exception resolved.; Borrower 1 Paystubs Provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304369493	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369493	FCRE7551	08/14/2024	Credit	Missing Doc	Missing Divorce Decree	Need documentation of child support	Provided the divorce decree	Received the divorce decree. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304368572	FCOM8997	08/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368572	FCRE8999	08/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369694	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369694	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368563	finding-3352	08/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368563	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368779	finding-3352	10/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368779	finding-2261	10/10/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304368779	FCRE8999	10/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374808	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374808	finding-2261	08/23/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374808	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369491	FCOM1604	08/14/2024	Compliance	QM-ATR	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines.	Regulation § 1026.43(c)(2)(vi) failure - The consumer's current debt obligations, alimony, and child support or other debt obligations were not confirmed and included in the DTI or excluded per lender guidelines. Need verification of the payment on the Amex account showing a balance of $XXX and no payment on the credit report, but a monthly payment used in the DTI of $XXX taken from the 1003.	The consumer's current debt obligations, alimony, and child support or other debt obligations were confirmed.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		B	A	B	A	B	A	B	A	B	A	B	A
AmeriSave Mortgage	XXXXX	304369491	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369491	FCRE7495	08/14/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Need documentation to show the correct monthly payment on the XXX account with $XXX balance.	XXX statement	Received XXX payment. Exception resolved.; Received XXX payment. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304369564	finding-3352	09/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369564	FCRE7495	09/04/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	XXX XXX XXX is not reflected in the Credit Report. The liability is displayed on the Debt Monitoring Report. The payment and balance are reflected on the Final 1003. No supporting documentation was located in the loan file to validate the balance and monthly payment. Supporting documentation to validate terms of the liability is required.	Provided account statement for the XXX/XXX account	Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304369506	finding-3352	08/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369506	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400774	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400774	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369970	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376608	FCRE1193	08/30/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender overstated Income based on Income disclosed on the Tax returns and award letters in file. Lender included $X,XXX.XX in foster care income that was not documented in file.	XXX income	Received evidence of the missing XXX XXX income. Exception resolved. ; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304369738	FCOM8997	09/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304369738	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370723	FCOM8997	08/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370723	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370594	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370594	FCRE7495	08/14/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documentation to verify borrower's installment debt of XXX.XX monthly from Sunnova stated on Final XXXX/XXXX.	XXX purchase agreement	Received evidence of the XXX. payment. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304370780	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370780	FCRE3653	08/15/2024	Credit	Missing Doc	Missing letter of explanation	Borrower's Driver's License reflected on the Patriot Act Form reflects an expiration date of XX.XX.XXXX. Note date is XX.XX.XXXX. Requires updated indentification.	updated Patriot act form	Documentation provided is sufficient. ID is current. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304370722	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Complaint	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370722	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370770	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370770	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371569	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371569	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371485	FCOM8997	09/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371485	FCRE8999	09/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370789	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370789	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370778	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304370778	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382010	FCRE1193	09/27/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation of $X,XXX.XX per month could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	transcripts	Document provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304371661	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371661	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371650	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371650	FCRE8999	09/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371777	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371777	FCRE8999	08/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has X.X years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371770	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304371770	FCRE1173	09/07/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	Provided the HO6 Master Policy	Received missing Master policy. Exception resolved. ; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304373285	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304373285	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304372096	finding-3352	08/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304372096	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304372057	finding-3352	08/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304372057	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304372125	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factors	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304372125	FCRE1173	08/21/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	HO6 Master policy	Documentation provided is sufficient. H06 policy in effect. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Compensating factors	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304380636	finding-3352	09/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380636	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374805	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374805	FCRE1173	09/04/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	HO6 Master policy	Document provided is sufficient. H06 policy acceptable. Exception resolved.; HO-6 Master Insurance Policy is fully present	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304374804	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374804	FCRE8999	08/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374952	finding-3352	08/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304374952	FCRE8999	08/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304375117	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304375117	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376531	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376531	FCRE1326	08/28/2024	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Borrower 1 YTD Profit & Loss Missing Income documentation in file is as at XXX XXXX and therefore exceeds 120 days of income documentation allowed by guidelines.	provided the YTD P&L statement	Received missing updated YTD P&L from the borrower. Exception resolved. ; Borrower 1 YTD Profit & Loss Provided	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304376116	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376116	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376289	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376289	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376247	finding-3352	10/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376247	FCRE9500	10/25/2024	Credit	Missing Doc	Missing Letter of Explanation (Assets)	Borrower received Gift Funds in the amount of $X,XXX from Carolann Grady on X/XX/XXXX, as funds were needed for Cash to Close; however missing required gift letter per guidelines.	Provided the gift letter	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/25/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304376455	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376455	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376444	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376444	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376444	FPRO1136	09/12/2024	Credit	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis Completion Report (1004D) is not in file. However there is a letter of explanation stating that all repairs are all done and ready for the inspection.	Provided 1004d	Document provided is sufficient. XXX is acceptable. Exception resolved.; Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304376608	finding-3352	08/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376607	FCOM8997	08/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304376607	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379087	finding-3352	09/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379087	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304378715	finding-3352	08/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304378715	FCRE8999	08/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304378822	finding-3352	09/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304378822	FCRE1440	09/06/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Credit Report reflects the last reported date for XXX, #XX in the credit file, of XX.XX.XXXX. The XXX monthly statement reflects only the XX.XXXX payment. No current XX month payment history is present in the loan file. A XX month mortgage payment history is required.	Credit supplement	Received evidence of no XXX day late payments XXX months supplement. Exception resolved. ; Housing History Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304378969	finding-3352	09/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304378969	FCRE8999	09/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379491	finding-3352	08/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379491	finding-2261	08/28/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379491	FCRE8999	08/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379673	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379673	FCRE8999	10/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379654	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379654	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379668	FCOM8997	09/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379668	FCRE1173	09/17/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The HO-6 Master Policy is missing from the loan file.	Provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304379668	FCRE1726	09/17/2024	Credit	Borrower	Potential Identity Issues identified in the file	Borrower's identification noted on the Patriot Act Form reflects an expired Driver's License, XX.XX.XXXX. Note date is XX.XX.XXXX. Current identification is required.	Provided the XXX	Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304379939	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304379939	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380632	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380632	FCRE1195	09/10/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304380632	FCRE1196	09/10/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304380795	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380795	FCRE1195	09/10/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%; Final CD includes $XXX principal payment to reduce first lien; recalculated CLTV/HLTV of XXX% meets guidelines. Condition cleared.; Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Updated guidelines provided, however CLTV/HLTV still exceeds guideline maximum bases on qualifying FICO of XXX.; Audited CLTV of XXX% exceeds Guideline CLTV of XXX% Updated guidelines provided, however CLTV/HLTV still exceeds guideline maximum bases on qualifying FICO of XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304380795	FCRE1196	09/10/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%; Final CD includes $XXX principal payment to reduce first lien; recalculated CLTV/HLTV of XXX% meets guidelines. Condition cleared.; Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% Updated guidelines provided, however CLTV/HLTV still exceeds guideline maximum bases on qualifying FICO of XXX.; Audited HLTV of XXX% exceeds Guideline HCLTV of XXX% Updated guidelines provided, however CLTV/HLTV still exceeds guideline maximum bases on qualifying FICO of XXX.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304385601	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385601	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384095	FCOM8997	09/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384095	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385293	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385293	finding-2962	09/19/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385293	FCRE8999	09/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380987	finding-3352	09/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304380987	FCRE8999	08/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382015	finding-3352	09/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382015	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390670	finding-3352	09/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390670	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398104	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398104	finding-2962	11/13/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398104	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417060	finding-3352	10/09/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417060	FVAL9739	10/08/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition Report with pictures.	PCI	Property/Appraisal Meets Guidelines. PCI provided. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/08/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304381967	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304381967	FCRE1173	09/23/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	Master policy XX/XX/XX to XX/XX/XX; provided HO6 master policy	HO-6 Master Insurance Policy is fully present; Policy provided does not go into effect until XX/XX/XXXX. Please provide the current H06 policy. Exception remains.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304381967	FCRE6737	09/23/2024	Credit	Missing Doc	Missing Letter of Explanation (Income)	File is missing documentation to support Other Income located on Final 1003 in the amount of $XXX.	Provided divorce decree showing $XXX biweekly separate maintenance income	Document provided is sufficient. Exception resolved.; Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304382013	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382013	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382286	FCOM8997	11/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382286	FCRE8999	11/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382010	finding-3352	09/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384908	FCRE1193	09/27/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender's social security income calculation of $X,XXX.XX per month could not be supported with the documentation provided. Lender grossed up by XX% but no evidence that income was non-taxable. Audit calculated per Fannie Mae guidelines resulting in DTI violation.	transcripts	Document provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304382405	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382405	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382677	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382677	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382343	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382343	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382675	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382675	FCRE1195	09/12/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304382675	FCRE1196	09/12/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% . Borrower's qualifying FICO of XXX permits maximum CLTV/HLTV of XX%.	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304384094	finding-3352	10/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384094	FCRE8999	10/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382848	finding-3352	10/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304382848	FCRE1173	10/09/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The subject property is a condominium, which requires a condo master building policy.	Provided the HO6 master policy	HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304383099	finding-3352	09/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304383099	FCRE8999	09/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387126	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387126	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384673	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384673	FCRE6546	10/17/2024	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	The XXXX Underwriter Comments indicate a Xst Lien Pre-Modification Agreement was provided reflecting a portion of the balance in XXXX was deferred. In addition the Xst Lien Mortgage Statement reflects the account was impacted by a bankruptcy filing and reflects $XX,XXX.XX was differed. However, there is no evidence of a modification agreement and bankruptcy documents in the loan file for review. Guidelines require verification of both terms of repayment and determining the waiting period for derogatory events meets guidelines ie; X years from dismissal/discharge date for Chapter X or Chapter XX bankruptcy filing.	provided the modification agreement	Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304390459	finding-3352	10/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390459	FCRE1330	10/18/2024	Credit	Missing Doc	Borrower 1 Paystubs Missing	Borrower 1 Paystubs Missing A Current paystub for B1, or a written VOE is required and is not located in the file.	provided paystub for B1	Document provided is sufficient. Exception resolved.; Borrower 1 Paystubs Provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304390459	FCRE1360	10/18/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing The file does not contain any paystubs or A WVOE for B2 to accurately calculate income.	provided paystubs for B2	Document provided is sufficient. Exception resolved.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304390459	FCRE1358	10/18/2024	Credit	Missing Doc	Borrower 2 W2/1099 Missing	Borrower 2 W2/1099 Missing. The file does not contain 2 years W2's, Year end paystubs, or a WVOE for B2 to accurately calculate income.	provided the W2 for B2	Document provided is sufficient. Exception resolved.; Borrower 2 W2/1099 Provided or Not Applicable (Number of Borrowers equals 2)	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304390459	FCRE1173	10/18/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Missing HO-6 Master Insurance Policy	provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304393166	FCRE1193	10/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The lender omitted the installment payment of $XXX.XX to XXX N.A., xXXXX because lender claimed there are less than XX payment remaining. The Final XXXX reflects a balance of $XXXX.XX but the credit report reflects a balance of $XXXX.XX. There is no evidence in the loan file that supports the lower balance to omit this installment debt. Therefore, when including the $XXX per month payment, the loan does not meet DTI maximum guideline requirements of XX% as the DTI is now XX.XX%.	Credit supplement	Document provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304390459	FCRE7497	10/22/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Missing Homeowner insurance policy for other REO at XXX, XXX, XXX	provided the HOI for the property at XXX	Document provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304384400	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384400	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384900	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384900	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384093	finding-3352	09/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384093	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384141	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384141	FCRE1173	09/16/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	Provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304384092	finding-3352	09/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384092	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388608	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388608	FCRE8201	10/15/2024	Credit	Eligibility	Loan does not conform to program guidelines	File is missing Note and Final CD for new XXX XXX XXX opened XX/XXXX to verify balance, P&I payment and payoff of current mortgage with XXX.	provided the note and final CD for the XXX lien with XXX.	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304384139	finding-3352	10/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384139	FCRE8999	10/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384271	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384271	FCRE8611	09/23/2024	Credit	Income/Employment	Income/Employment General	Borrower 1 WVOE reflects employer name as XXX while VVOE/Paystubs reflects XXX XXX.	XXX	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304385100	finding-3352	09/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385100	FCRE8999	09/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400783	FCOM8997	11/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400783	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384909	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384909	finding-2978	09/27/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384909	FCRE8999	09/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384908	finding-2838	09/27/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384908	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304373384	FCRE1193	09/25/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.X% exceeds Guideline DTI of XX% The lender included a $X,XXX.XX "other" payment for borrower's primary PITIA, for a total PITIA of $XX,XXX.XX. According to the XXXX in the loan file, the lender did not include a the X auto loans reflected on the credit report and final XXXX for a variance of total debt $X,XXX. The total debt calculated is $XX,XXX.XX, lender calculated $XX,XXX.XX, which only includes borrower's primary residence obligation.	Please note that the 3 auto payments are paid by the business and reflected on the business bank statements. Debt paid by the business is allowed debt to be excluded from the DTI calculation	Explanation provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304384962	FCOM8997	10/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304384962	FCRE3653	10/01/2024	Credit	Missing Doc	Missing letter of explanation	Final 1003 reflects borrower has no primary housing expense. A Letter of Explanation is required to document and validate the borrower is not obligated to pay housing expenses.	Provided LOX regarding rent free residency	Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304385452	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385452	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385245	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385245	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385494	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385494	finding-2962	09/27/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385494	FCRE7495	09/26/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Lender reflects a liability, XXX XXX, on the Final 1003 with a payment of $XXX and a balance of $XXX. The liability is not reported to the credit reporting and no documentation was located in the loan file to support the monthly payment. Documentation is required to verify the terms.	debt docs	Received evidence of additional debt on 1003, time share. Exception resolved.; Received evidence of additional debt on 1003, time share. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/26/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304385493	FCOM8997	10/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385493	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385448	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385448	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385530	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385530	finding-2261	09/24/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385530	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385491	FCOM8997	10/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304385491	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390404	finding-3352	10/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390404	FCRE8999	10/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398851	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398851	finding-47	11/06/2024	Compliance	Right to Rescind	TILA Right of Rescission Test	This loan failed the TILA right of rescission test.

Closed-end ( 12 CFR §1026.23(a)(3) , transferred from  12 CFR §226.23(a)(3) ), Open-end ( 12 CFR §1026.15(a)(3) , transferred from  12 CFR §226.15(a)(3) )The funding date is before the third business day following consummation.

The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §XXX, or delivery of all material disclosures, whichever occurs last. Right to Cancel in file expires XX/XX/XXXX, however disbursement date on Final CD is stated as XX/XX/XXXX.  Disbursement cannot occur before/or on the same day as the Right to Cancel expires.
To close rescission, the creditor should send: (1) an accurate Right-to-Cancel Form using the correct H-8 or H-9 (as applicable) showing the date consummation actually took place but having rescission expire three business days after receipt by the consumer; (2) Letter of explanation and a copy of an accurate TILA Disclosure; Sent FedEx tracking the date received. Rescission will close three business days after receipt by the consumer.	Please find attached the check request, LOE w/ Amended PCCD, Copy of check, Fedex label for check; LOE for RTC, Revised RTCs, & FedEx label for RTCs.	Cure package provided; Exception downgraded to a 2/B; Cure package provided; Exception downgraded to a 2/B	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Cured			C	B	C	B	C	B	C	B	C	B	C	B
AmeriSave Mortgage	XXXXX	304398851	FCRE8999	11/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304386984	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304386984	FCRE8999	10/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304386607	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304386607	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387875	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387875	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388473	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388473	finding-2962	10/01/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388473	FCRE9814	09/30/2024	Credit	Missing Doc	Missing Trust Agreement	Borrower signed both Note and Deed of Trust as Trustee of The XXX, dated XX.XX.XXXX. The Trust Document validating the borrower as Trustee was not located in the loan file. A copy of the Trust or Trust Certification is required. Missing Trust Agreement	Provided the Trust agreement	Trust Agreement Meets Guideline Requirements	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304388473	FCRE1173	09/30/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	The Condo Master Policy for the subject condominium project required. Missing HO-6 Master Insurance Policy	Provided Ho6 master policy	Received missing trust agreement. Exception resolved.; Received missing master policy. Exception resolved. ; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/30/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304386544	finding-3352	10/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304386544	FCRE8999	10/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401291	FCOM8997	10/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401291	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387158	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387158	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387256	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387256	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387271	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387271	FCRE8999	10/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388048	finding-3352	10/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition.	this was already downgraded to a 1; exception resolved; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388048	finding-2261	10/04/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition.	this was already downgraded to a 1; exception resolved; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388048	FCRE4963	10/04/2024	Credit	Debt	No evidence of required debt payoff	Borrower has a Charge-Off for XXX XXX #XXXX; credit report shows past due amount of $XX,XXX; Final CD shows account was paid in the amount of X,XXX.XX; unable to locate Payoff for $X,XXX.XX	payoff	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/04/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304388048	FVAL3825	10/07/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property county is under individual assistance from XXX XXX Tropical Storm XXX (DR-4827-XXX).	FEMA	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304388445	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388445	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398354	finding-3352	10/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398354	FCRE6019	10/14/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing The USA Patriot Act disclosure for co-borrower is in the loan file, but borrower's USA Patriot Act Disclosure missing.	Provided the XXX	Document provided is sufficient. Exception resolved. ; Borrower 1 Citizenship Documentation Provided or Not Required	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304392183	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392183	FCRE8999	09/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387983	finding-3352	09/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304387983	FCRE6019	09/20/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing - The USA Patriot Act Disclosure was not filled out or executed by the borrower. A copy of the borrower's ID verification of completed Patriot Act Disclosure required.	USA Patriot Act Attached	Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304391148	FCOM8997	10/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391148	FCRE8999	10/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388019	finding-3352	09/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388019	FCRE8999	09/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388018	finding-3352	09/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388018	finding-2978	09/25/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388018	FCRE8999	09/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388046	finding-3352	10/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear condition.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388046	FCRE8999	10/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388192	FCOM8997	10/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388192	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390602	FCOM8997	09/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390602	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388564	finding-3352	10/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388564	finding-2962	10/04/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388564	FCRE8999	10/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388561	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304388561	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388658	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388658	finding-2962	09/27/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304388658	FCRE9814	09/27/2024	Credit	Missing Doc	Missing Trust Agreement	Borrower executed both Note and Deed of Trust as an Individual and Trustee of the XXX XXX XXX. No Trust document was located in the loan file. A copy of the Trust document or a Trust Certification is required to validate the terms and Trustees. Missing Trust Agreement	provided the trust agreement	Received the missing trust documents. Exception resolved. ; Trust Agreement Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304390783	finding-3352	10/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390783	finding-2962	10/25/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390783	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392129	finding-3352	10/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392129	FCRE8999	10/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391217	FCOM8997	10/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391217	FCRE8999	10/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392128	finding-3352	11/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392128	FCRE1254	11/05/2024	Credit	Title	Property Title Issue	Property Title Issue - Title Policy reflects vesting for Borrower as a single woman while Deed of Trust reflects Married..	provided the marriage certificate, borrower was single in 2012 married in 2015	Document provided is sufficient. Exception resolved.; Property Title Issue Resolved	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/05/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304390779	finding-3352	11/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390779	finding-2261	11/08/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	Non-QM This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390779	FCRE8999	11/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390778	finding-3352	10/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304390778	FCRE6019	10/01/2024	Credit	Missing Doc	Citizenship Documentation Not Provided	Borrower 1 Citizenship Documentation Is Missing A valid ID or completed US Patriot Act Form not found in the loan file.	Provided the XXX	Documents provided are sufficient. Exception resolved.; Borrower 1 Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304391790	finding-3352	10/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391790	FCRE8999	10/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391867	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391867	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391006	finding-3352	10/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391006	FCRE1173	10/15/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The subject property is a condominium but the Condo Master building insurance was not provided for review.	Provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304391006	FCRE1195	10/15/2024	Credit	Eligibility	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XX.XX% exceeds Guideline CLTV of XX% The lender calculated the CLTV at XX% using a value of $XXX,XXX, however, the AVM in the loan file has a value of $XXX,XXX, which exceeds the CLTV over maximum of XX%. No other valuation products in the loan file.	AVM $XXX	Document provided is sufficient. Exception resolved.; Audited CLTV of XXX% is less than or equal to Guideline CLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304391006	FCRE1196	10/15/2024	Credit	Eligibility	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XX.XX% exceeds Guideline HCLTV of XX% The lender calculated the CLTV at XX% using a value of $XXX,XXX, however, the AVM in the loan file has a value of $XXX,XXX, which exceeds the CLTV over maximum of XX%. No other valuation products in the loan file.	correct avm $XXX	Document provided is sufficient. Exception resolved.; Audited HLTV of XXX% is less than or equal to Guideline HCLTV of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304391144	finding-3352	09/27/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391144	finding-2962	09/27/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391144	FCRE8999	09/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391788	finding-3352	10/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391788	finding-2261	10/13/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391788	FVAL3825	10/15/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared Tropical storm disaster on XX/XX/XXXX in XXX XXX, XXX after Appraisal effective date of XX/XX/XXXX with no property condition inspection in file.	provided the Post disaster inspection	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304391933	finding-3352	10/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391933	FCRE8999	10/03/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391840	finding-3352	10/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304391840	FCRE8999	10/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393166	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304402783	FCRE1193	10/31/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% The $XXX auto lease payment was excluded from the DTI calculation, which is considered a revolving debt and cannot be excluded because there are less than XX payments. The loan file is missing supporting documentation for this exclusion.	This was not excluded due to balance being less than 10 payments (agree not permitted on lease).

This was excluded as paid by business.  Lease restriction does not apply here. Please see attached screenshot from XXX.
										Document provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/31/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304399514	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304399514	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393695	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393695	FCRE8999	10/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392179	finding-3352	10/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392179	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392178	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392178	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392614	FCOM8997	10/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392614	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392614	FVAL3825	10/02/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX XXX in a disaster area (XXX XXX XXX) on XX/XX/XXXX, as loan closed on X/XX/XXXX. The file does not contain an appraisal. A Post Disaster Inspection is required.	FEMA	Property Inspection Provided.	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/02/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304392221	FCOM8997	10/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304392221	FCRE8999	10/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398023	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398023	finding-2962	11/13/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398023	FCRE1324	11/13/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Per guidelines, tax returns must be signed or tax transcripts provided.	signed page 2 of 22 and 23 tax returns	Documents provided are sufficient. Exception resolved.; Borrower 1 Tax Returns Are Signed	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304393162	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393162	FCRE1440	10/24/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements - 0x30x6, however, the current mortgage is not reflected on the credit report and no evidence of a VOM in the loan file.	Provided the credit supplement for the 1st mortgage with XXX	Document provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304393193	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393193	FCRE8999	10/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396162	finding-3352	10/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396162	FCRE8999	10/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393192	finding-3352	11/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393192	FCRE8999	10/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393345	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393345	FCRE8999	10/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396773	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396773	FCRE8999	10/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393690	finding-3352	11/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304393690	FCRE8999	11/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396478	finding-3352	10/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please advise what, if anything, is needed to clear this condition	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396478	FCRE8999	10/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398021	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398021	FCRE1440	10/18/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit file reflects a Xst lien payment history with XXX XXX XXX, last reported XX.XX.XXXX. No current mortgage payment history was located in the loan file or reflected in the Credit Report. A mortgage payment history is missing to validate compliance with the Guideline Mortgage Payment History requirement of XxXXxX and XxXXxXX.	Provided the Credit supplement for the XXX mortgage	Document provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304398021	FCRE6546	10/18/2024	Credit	Missing Doc	Missing legal documents for senior or subordinate lien	Title reflects a Modification was recorded on XX.XX.XXXX. The Modification document was not located in the loan file. Modification documentation is required to support the terms of repayment and validate Guideline requirements for a payment history of X months after the modification waiting period.	provided the modification agreement	; Document provided is sufficient. Exception resolved.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304396764	finding-3352	10/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304396764	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398020	FCOM3531	10/11/2024	Compliance	TRID	Higher-Priced Mortgage Loan Evidence of Appraisal Delivery to the Borrower Not Provided (12 CFR 1026.35(c)(6))	Evidence of Appraisal Delivery to the Borrower Not Provided.	Non-QM HP. XXX lien. Loan Amount $XXX (< $XXX threshold). AVM Used. Exempt from appraisal	Appraisal receipt is NA due to the loan amount being < the $XXX threshold, exception resolved.	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304398020	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Full appraisal and borrower receipt of full appraisal missing from file. HPML not compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Non-QM HP. XXX lien. Loan Amount $XXX (< $XXX threshold). AVM Used. Exempt from appraisal	Loan amount is < $XXX HPML compliant.	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304398020	FCRE8999	10/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304397930	FCOM8997	10/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304397930	FCRE8999	10/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304397994	FCOM8997	10/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304397994	FCRE8999	10/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425753	FCOM8997	11/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425753	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398253	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398253	FCRE6914	10/24/2024	Credit	Missing Doc - Credit	Borrower 2 Citizenship Documentation Not Provided	Borrower 2 Citizenship Documentation Is Missing - no evidence of a completed US Patriot Act Disclosure or copy of a government issued ID.	B1 has a POA for B2	Document provided is sufficient. Exception resolved.; Borrower 2 Citizenship Documentation Provided or Not Required	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304398253	FVAL3825	10/25/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Property Exterior reported on XX/XX/XXXX while the declared Individual Assistance was after XX/XX/XXXX an updated Post Disaster Exterior report is required.	PDI	Document provided is sufficient. Exception resolved.; Property Inspection Provided.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/25/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304398252	finding-3352	10/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398252	FCRE8999	10/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398389	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304398389	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405479	finding-3352	11/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines;, therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405479	FCRE8999	10/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400622	finding-3352	11/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400622	FCRE8999	11/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400618	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400618	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304432933	finding-3352	11/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304432933	finding-2962	11/18/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304432933	FCRE8999	11/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405658	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405658	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401098	FCOM8997	10/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401098	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400615	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400615	FCRE8999	10/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400671	finding-3352	11/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400671	FCRE8999	11/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415903	finding-3352	11/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415903	FCRE8999	11/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400828	finding-3352	10/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304400828	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401096	finding-3352	10/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401096	FCRE8999	10/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401095	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401095	finding-2962	10/23/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401095	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405448	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405448	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp factor

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Comp factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp factor	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416284	FCOM8997	11/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416284	FCRE8999	11/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401324	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304401324	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416380	finding-3352	11/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416380	finding-2502	11/20/2024	Compliance	Points & Fees	CT Nonprime Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XX nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX XXX XXX Loan Article section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416380	FCRE1173	11/20/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The subject property is a condo, which requires a Condo Master Policy to be provided for review.	master policy	Exception resolved as we have received the missing master policy. ; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304402750	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304402750	finding-2962	11/06/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304402750	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405447	finding-3352	10/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405447	finding-2261	10/20/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405447	FCRE8999	10/21/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417832	finding-3352	11/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417832	FCRE8999	11/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405145	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405145	finding-2962	11/13/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405145	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405576	finding-3352	11/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405576	finding-2962	11/25/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405576	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405393	finding-3352	10/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405393	FCRE8999	10/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405603	FCOM8997	10/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405603	FCRE8999	10/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418098	finding-2838	10/30/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418098	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418098	FCRE8999	10/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405734	finding-3352	10/22/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405734	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405574	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405574	finding-2962	11/13/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405574	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416294	FCOM8997	11/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416294	FCRE8999	11/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405648	finding-3352	10/28/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405648	FCRE8999	10/25/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405644	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405644	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405695	finding-3352	11/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405695	FCRE8999	11/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405694	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304405694	FCRE8999	11/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419329	FCOM8997	11/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419329	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415850	finding-3352	10/23/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415850	FCRE8999	10/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415849	finding-3352	10/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415849	finding-2962	10/24/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415849	FCRE8999	10/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422969	finding-3352	11/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422969	FCRE8999	11/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417675	finding-3352	10/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417675	FCRE8999	10/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415847	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415847	finding-2962	11/06/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304415847	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418805	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418805	FCRE7496	11/08/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	Missing current mortgage statement showing a breakdown of the PITI. Statement in file is from X/XX/XXXX.	Provided the MLS	Received updated statement dated XX/XX/XXXX with 1st lien payment breakdown. Exception Resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304416478	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416478	finding-2502	11/06/2024	Compliance	Points & Fees	CT Nonprime Home Loan Test	HPML Compliant This loan failed the XXX nonprime home loan test.

The loan is a XXX, as defined in the legislation. For more information please see the XXX section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304416478	FCRE8999	11/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417160	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417160	FCRE8999	10/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417674	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417674	FCRE8999	10/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418918	finding-3352	11/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418918	finding-2962	11/07/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418918	FCRE8999	11/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418112	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418112	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419036	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419036	finding-2962	10/30/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419036	FCRE8999	10/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of X.X% is less than Guideline LTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417654	FCOM8997	11/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417654	FCRE1173	11/18/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The subject property is a Condominium, which requires a Condo Master Building Insurance Policy.	Provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304417653	finding-3352	10/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304417653	FCRE8999	10/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418709	finding-3352	11/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418709	FCRE8999	10/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job. Borrower has XXX years on job.

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419116	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419116	finding-2962	11/14/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419116	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418570	finding-3352	11/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418570	FCRE8999	11/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418930	finding-3352	11/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418930	finding-2962	11/04/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XX XXX 260 higher-priced mortgage loan test. (XX XX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304418930	FCRE8999	11/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419122	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419122	FCRE1173	11/14/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304419324	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Non-QM This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304419324	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422862	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422862	finding-2261	11/14/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Article section of the full ComplianceAnalyzer report.

								While the XXX Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422862	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420515	FCOM8997	11/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420515	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420320	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420320	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420318	finding-3352	11/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420318	finding-2962	11/18/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420318	FCRE8999	11/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420743	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420743	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420987	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420987	FCRE1159	11/14/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. The prior policy before renewal required to confirm there were no gaps in coverage.	Hazard 23 to 24	Document provided is sufficient. Exception resolved.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304420809	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant		HPML Compliant; HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420809	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420724	finding-3352	11/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420724	finding-2261	11/05/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420724	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420981	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420981	FCRE1159	11/06/2024	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Hazard Insurance Effective Date of XX-XX-XXXX is after the Disbursement Date of XX-XX-XXXX. An updated HOI with an effective prior to disbursement required. As borrower cannot take possession of the property without having HOI coverage.	23 to 24 hazard	Document provided is sufficient. Exception resolved.; Hazard Insurance Effective Date of XX/XX/XXXX is prior to or equal to the Disbursement Date of XX/XX/XXXX Or Hazard Insurance Effective Date Is Not Provided.	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/06/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304420980	finding-3352	11/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420980	FCRE1173	11/13/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy Subject is a condo that requires the Condo Master Building Policy.	Provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304420978	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420978	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420960	finding-3352	11/12/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304420960	FCRE8999	11/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422396	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422396	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423755	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423755	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422554	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422554	FCRE8999	11/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422859	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422859	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422646	finding-3352	11/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422646	FCRE1173	11/11/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy The loan file is missing the HO-6 Master Insurance Policy for the subject condominium.	Provided the HO6 master policy	Document provided is sufficient. Exception resolved.; HO-6 Master Insurance Policy is fully present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304422858	finding-3352	11/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422858	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422856	finding-3352	11/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422856	FCRE8999	11/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422854	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422854	finding-2502	11/14/2024	Compliance	Points & Fees	CT Nonprime Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX nonprime home loan test.

The loan is a nonprime home loan, as defined in the legislation. For more information please see the XXX Article section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy nonprime home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422854	FCRE8999	11/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422853	finding-3352	11/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422853	finding-2261	11/18/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422853	FCRE8999	11/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423277	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423277	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422980	finding-3352	11/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304422980	FCRE7496	11/18/2024	Credit	Missing Doc	Missing Verification of Subject Property Taxes, Insurance, HOA or Other Payments	The loan file is missing the mortgage statement with payment breakdown for the subject 1st lien mortgage.	Provided the mortgage statement	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304423558	FCOM8997	11/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423558	FCRE8999	11/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423680	finding-3352	11/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423680	finding-2962	11/14/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304423680	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425185	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425185	finding-2962	11/15/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425185	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304428174	finding-3352	11/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304428174	finding-2261	11/19/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304428174	FCRE8999	11/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425178	finding-3430	11/15/2024	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold	HPML Compliant This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule. ( XX CFR §XXXX.XX(b)(X), (e)(X) )This loan does not qualify for XXX. The loan has an XXX of XX.XXX%. The XXX threshold to qualify for a XXX is X.XXX%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by X.X or more percentage points for a first-lien covered transaction, or by X.X or more percentage points for a subordinate-lien covered transaction.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425178	FCRE8999	11/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425679	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425679	finding-2962	11/15/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425679	FCRE9814	11/14/2024	Credit	Missing Doc	Missing Trust Agreement	Missing Trust Agreement As title vested in a trust.	provided the trust agreement	Document provided is sufficient. Exception resolved.; Trust Agreement Meets Guideline Requirements	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
AmeriSave Mortgage	XXXXX	304425912	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304425912	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304427455	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304427455	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304426438	finding-3352	11/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304426438	FCRE8999	11/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304427788	finding-3352	11/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304427788	finding-2261	11/15/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML Compliant This loan failed the XXX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Article section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304427788	FCRE8999	11/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304429106	finding-3352	11/25/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304429106	FCRE8999	11/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	11/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304428892	FCOM8997	11/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	11/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
AmeriSave Mortgage	XXXXX	304428892	FCRE8999	11/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	11/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304315410	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304315410	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381792	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381792	finding-2978	09/24/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

								While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381792	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304354588	finding-3352	08/14/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304354588	FCRE8999	08/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381791	FCOM1263	09/08/2024	Compliance	Missing Doc	Right of Rescission is Partially Provided	Right of Rescission is Partially Provided Both copies of Right of Rescission are missing the cancel date.	Attached.	Corrected right of rescission provided; Exception resolved; Right of Rescission is Provided	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
Guaranteed Rate	XXXXX	304381791	finding-3352	09/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381791	FCOM1227	09/09/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing The Appraisal reflects subject property is located in a PUD Development. The required PUD rider for the subject loan was not located in the loan file. In addition, no PUD Rider was flagged on the Security Deed for the subject loan.	Affidavit	The PUD Rider is Present or is Not Applicable (Property Type is PUD)	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
Guaranteed Rate	XXXXX	304370630	FCOM8997	08/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304370630	FCRE1145	08/27/2024	Credit	Missing Doc	Title Document Missing	Title Document is missing The required Title Search is missing from the loan file.	Please see attached property information/lien report, which is sufficient for this XXX loan.	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/27/2024		D	A	D	A	D	A	D	A	D	A	D	A
Guaranteed Rate	XXXXX	304400686	finding-3352	11/07/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304400686	FCRE8999	11/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304378869	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304378869	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304379614	FCOM8997	09/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304379614	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381242	FCOM1544	09/29/2024	Compliance	Missing Doc	TRID: Missing Closing Disclosure	TRID: Missing Final Closing Disclosure Missing Final CD. Compliance can be tested when received. There is a Final HUD in file but there is no Business Purpose Affidavit or LOE for cash out business purposes in file; TRID should be tested.	Attached.	TRID: Final Closing Disclosure Provided; Final CD provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
Guaranteed Rate	XXXXX	304381242	FCRE8999	09/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381242	FPRO1136	09/29/2024	Credit	Appraisal	Subject property appraisal is not on an as-is basis (Primary Value)	Primary Value Subject Property Appraisal is not on an As-Is Basis - Missing Appraisal Update Form 1004D	Please see attached.	Document provided is sufficient. Exception resolved.; Primary Value Subject Property Appraisal is completed on an As-Is Basis or Not Applicable	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/29/2024		C	A	C	A	C	A	C	A	C	A	C	A
Guaranteed Rate	XXXXX	304382182	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304382182	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304385631	FCOM8997	10/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304385631	FCRE8999	10/14/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304381033	finding-3352	09/26/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Appraisal deliveries on pages XXX-XXX indicate that the appraisal was delivered X/XX/XXXX; not within tree days prior to consummation of X/XX/XXXX. This loan failed the higher-priced mortgage loan test. ( XX CFR § XXXX.XX(a)(X) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in XX CFR §XXXX.XX, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Please see attached.	Lender attestation confirms borrower receipt of the appraisal at least 3 days prior to consummation; Exception resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/26/2024		C	A	C	A	C	A	C	A	C	A	C	A
Guaranteed Rate	XXXXX	304381033	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304398571	FCOM8997	10/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304398571	FCRE1324	10/30/2024	Credit	Income/Employment	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed	Attached.	Document provided is sufficient. Exception resolved.; Borrower 1 Tax Returns Are Signed	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
Guaranteed Rate	XXXXX	304398571	FCRE1354	10/30/2024	Credit	Income/Employment	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed	Attached.	Document provided is sufficient. Exception resolved.; Borrower 2 Tax Returns Are Signed or Not Applicable (Number of Borrowers equals 2)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
Guaranteed Rate	XXXXX	304419512	finding-3352	11/06/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guaranteed Rate	XXXXX	304419512	FCRE1316	11/06/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Per guidelines, VOE is required within 10-business days of Note; unable to locate document.	VOE	Document provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383235	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383235	FCRE8999	09/13/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time -

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383234	FCOM8997	09/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383234	FPRO1500	09/05/2024	Credit	Missing Doc	HOA Questionnaire is Missing	HOA Questionnaire Missing Evidence of HOA Payment is missing from the loan file.	Attached HOA Evidence	Document provided is sufficient. Exception resolved.; HOA Questionnaire Provided	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Loan Depot - iMortgage	XXXXX	304383233	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383233	FCRE8999	09/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383225	FCOM8997	09/13/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383225	FCRE8999	09/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383219	finding-3352	09/13/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/13/2024		A	A	A	A	A	A	A	A	A	A	A	A
Loan Depot - iMortgage	XXXXX	304383219	FCRE8999	09/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304314987	FCOM8997	07/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304314987	FCRE8999	07/27/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304351776	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304351776	FCRE1200	06/23/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX . Lender exception granted supported by the following compensating factors: XXX FICO, no late payments, CLTV X% below max. Exception downgraded to a level X/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
Deephaven Mortgage	XXXXX	304337204	FCOM8997	06/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304337204	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304360109	FCOM8997	07/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304360109	FCRE8999	07/31/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/31/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304334150	FCOM8997	07/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304334150	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304354148	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304354148	FCRE1437	07/17/2024	Credit	Income/Employment	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines . File is missing the 2nd set of bank statements used for income per Lender income worksheet. Subject to DTI re-calculation.	Missing February statement; XXX XXX #XXX and XXX #XXX attached.

Income is as follows:
XXX #XXX:  $XXX and XXX #XXX:  $XXX
Total: $XXX

Both business bank accounts are for the same business, XXX. ; XXX XXX #XXX and XXX #XXX attached.

Income is as follows:
XXX #XXX:  $XXX and XXX #XXX:  $XXX
Total: $XXX

Both business bank accounts are for the same business, XXX.
Income and Employment Meet Guidelines. Full 12 months bank statements provided. Condition cleared.; Missing the XXX statement for XXX. Exception remains.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304363827	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304363827	finding-2962	08/19/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
								While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304363827	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304376113	finding-3352	08/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	Missing full appraisal from file. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	PCCD giving credit to cover points increase, LOX, and shipping label; Check, PCCD, LOX, and proof of delivery	HPML now compliant, loan is no longer a Non QM loan. Exception resolved; The cure provided on the PCCD was applied directly to the origination fee and the third party processing fee, however the 3rd party processing fee is not considered a fee for purposes of testing QM. Because the cure was itemized on the CD and applied specifically to these two fees, the loan is still failing QM points and fees by $XXX. ;	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304376113	FCRE1254	08/20/2024	Credit	Title	Property Title Issue	Property Title Issue The Title does not reflect the first mortgage.	Schedule B-II, #7, of the attached title commitment reflects the first mortgage recorded on Book 30615, Page 3653. Also attached is the mortgage from XXX	Document provided is sufficient. Title information shows first mortgage. Exception resolved.; Property Title Issue Resolved	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/20/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304376113	FVAL9739	08/19/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Missing Property Condition report	Property report	Document provided is sufficient. PCI acceptable. Exception resolved.; Property/Appraisal Meets Guidelines	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304357208	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304357208	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304369829	FCOM8997	08/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304369829	FCRE8999	08/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304368159	FCOM8997	07/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304368159	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304368216	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304368216	FCRE8999	09/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304365526	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304365526	FCRE8999	08/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304366448	finding-3352	08/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304366448	FCRE8999	08/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304370765	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304370765	FCRE8999	08/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304371476	FCOM8997	09/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304371476	FCOM1227	09/03/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	This is a business-purpose loan. Section 36 of the mortgage has language that would be covered by a PUD Rider therefore rider is unnecessary.	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304371476	FCRE1146	09/03/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Title document not signed by Authorized signatory.	Title Document is fully Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304371476	FCRE1440	09/03/2024	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Lender provided only 2 months evidence of mortgage history for borrower's primary residence, however, Guidelines require 12 months history.	LOX from borrower stating no primary housing expense as the mortgage for XXX is in their spouse's name	Document provided is sufficient. Exception resolved.; Housing History Meets Guideline Requirements	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304382349	FCOM8997	09/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304382349	FCRE8999	09/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385906	FCOM8997	09/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385906	FCRE8999	09/17/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304379863	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304379863	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304401319	FCOM8997	10/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304401319	FCRE8999	10/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304401319	FPRO9990	10/23/2024	Credit	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. The loan file contains a full appraisal which requires a secondary valuations per guidelines. The loan file is missing FNMA/FHLMC UCDPs to verify CU Score or rep and warrant relief. Further, the loan file contains X copies of the Fraud Report property overview all with different dates, but all reflect an FSD of XX% and confidence score of XX%, but these scores do not meet guideline requirements which is less than or equal to XX% FSD and greater than or equal to XX% confidence score and cannot be utilized as a secondary valuation. Therefore, missing a secondary valuation to meet guideline requirements.	This is a second-lien product. Guidelines Section 15.9.2 addresses valuation requirements for second liens. Loan amounts under $XXX only require an AVM. If over $XXX, a full appraisal is required. This was provided.

15.9.2 APPRAISAL REPORT REQUIREMENTS
For loan amounts ≤ $XXX, one of the following appraisal options is required:
• AVM from an approved provider with an acceptable forecast standard deviation score (FSD) and confidence rating (see matrix for complete requirements). All AVMs must include a property condition report or comparable report.
• Exterior-Only Inspection Residential Appraisal Report (FNMA Form 2055 or 1075)
• Full Interior Appraisal (FNMA Form 1004, 1073, or 1025)
• Note: AVMs are not allowed on condo or townhome transactions.
If the AVM does not provide the required FSD score or confidence rating, the AVM is considered ineligible, and an Exterior-Only or Full Interior Appraisal is required.
Higher-Price Mortgage Loans (HMPL) require a Full Interior Appraisal.
For loan amounts > $XXX, a Full Interior Appraisal is required.	Explanation provided is sufficient. Exception resolved.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/23/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304391150	FCOM8997	09/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304391150	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385091	FCOM8997	10/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385091	FCRE8999	10/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385181	FCOM8997	11/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385181	FCRE8999	11/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304401277	FCOM8997	10/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304401277	FCRE8999	10/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304398724	finding-3352	10/15/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304398724	FCRE3978	10/15/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Missing Letter of Explanation for inquiries: XX/XX/XXXX Credco; XX/XX/XXXX XX of XXX; XX/XX/XXXX XX of XXX.	LOX; Credit report used for qualifying is attached. There are three inquiries from XXX XX/XX/XX, XX/XX/XX, and XX/XX/XX. The UW did not obtain LOEs as she attributed these inquiries to the borrower opening a XXX account in XXX XXXX.	Documents provided are sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304396467	FCOM8997	10/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304396467	FCRE8999	10/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304393774	FCOM8997	10/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304393774	FCRE8999	10/04/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304400826	FCOM8997	11/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304400826	FCRE8999	11/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304392290	FCOM8997	10/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304392290	FCRE8999	10/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304402783	FCOM8997	11/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	11/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304402783	FCRE5790	10/30/2024	Credit	Closing	Borrower 1 Gap Credit Report is Expired (Greater than 10 Days from Closing/Settlement Date)	Borrower 1 Gap Credit Report is Expired (Greater than 10 days from Closing/Settlement Date). Gap report is within 10 business days of the closing date, this is not a finding	Gap credit in file is dated XX/XX which is within 10 business days of closing on XX/XX	Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/30/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304369970	FCRE1193	08/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX%. Lender Grossed up SSI $XXX without Tax Returns, Auditor use appropriate calculations that resulted on a lower Income $XXX	tax transcripts	Documents provided are sufficient. IRS transcripts reflect no taxes paid. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304400768	FCOM8997	11/04/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	11/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304400768	FCRE1493	11/01/2024	Credit	Eligibility	Trade line count does not meet program requirements	The co-borrower does not meet tradeline requirements for Equity Advantage Guidelines. However the loan file contained a lender approved exception allowing co-borrower to continue to be on application and move forward with the loan approval. The lender identified the following compensating factors to justify this exception; Borrower X exceeds the tradeline requirement and all qualifying income is credited to Borrower X, FICO of XXX exceeds the XXX minimum, DTI is below XX%, and CLTV is XX%. Exception downgraded to a level X/B.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Acknowledged		Yes	B	B	B	B	B	B	B	B	B	B	B	B
Deephaven Mortgage	XXXXX	304418735	FCOM8997	11/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304418735	FCRE8999	11/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	11/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304419536	FCOM8997	11/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304419536	FCRE8999	11/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304420185	FCOM8997	11/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304420185	FCRE8999	11/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	11/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304321481	FCOM8997	06/14/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/14/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304321481	FCRE8999	06/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	06/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304315109	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304315109	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304321732	FCOM8997	06/06/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304321732	FCOM1227	06/05/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing	PUD Rider	The PUD Rider is Present or is Not Applicable (Property Type is PUD); Document provided is sufficient	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304321732	FCRE5782	06/06/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing No evidence of a gap credit report or debt monitoring service within XX business days of the Note date X/XX/XXXX.	Undisclosed Debt Monitoring which is allowed in place of a gap credit report, per guidelines	Borrower 1 Gap Credit Report is not missing.; Document provided is sufficient; Borrower 1 Gap Credit Report is not missing.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304321861	finding-3352	06/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines, therefore downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304321861	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304323685	FCOM8997	05/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304323685	FCRE9780	05/16/2024	Credit	Missing Doc	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing The subject transaction is a Business Purpose loan on an Investment property. However loan file missing the required Business Purpose Affidavit/Disclosure.	Business Purpose affidavit	Business Purpose Affidavit/Disclosure Provided; Document provided is sufficient; Business Purpose Affidavit/Disclosure Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	05/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304326053	finding-3352	07/08/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304326053	finding-2261	07/08/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	This loan failed the XX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Article section of the full ComplianceAnalyzer report.

While the XXX provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304326053	FCRE8999	07/06/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/06/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304330687	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304330687	FCRE5783	07/05/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date XX/XX/XXXX. There is no evidence of either in the loan file.	Gap Credit	Borrower 2 Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304330687	FCRE5782	07/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing . Per Guidelines a gap credit report or a Debt Monitoring Service is required no more than XX business days from the Note date XX/XX/XXXX. There is no evidence of either in the loan file.	Gap Credit	Borrower 1 Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304330685	FCOM8997	06/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304330685	FCRE8999	06/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304332675	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304332675	FCRE8999	07/12/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304335091	FCOM8997	07/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304335091	FCRE8999	07/11/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	07/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358294	FCOM8997	07/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358294	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358294	FVAL9739	07/19/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Property Inspection Report required by XXX Guidelines, missing on file	Property inspection report	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	07/19/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304351938	FCOM8997	07/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304351938	FCRE8999	07/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304353748	finding-3352	07/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304353748	finding-2261	07/16/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	This loan failed the XX rate spread home loan test.
( XXX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Loan Article section of the full ComplianceAnalyzer report.

While the XXX Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304353748	FCRE8999	07/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304354575	finding-3352	07/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304354575	FCRE5782	07/17/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing	Undisclosed Debt Monitoring which is acceptable, per guidelines	Borrower 1 Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304357575	FCOM8997	08/16/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304357575	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304357640	finding-3352	07/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304357640	FCRE8999	07/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only; Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358332	finding-3352	07/19/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors

											Borrower has stable job time - Borrower has XXX years on job. Compensating factors	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358332	finding-2962	07/19/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors

											Borrower has stable job time - Borrower has XXX years on job. Compensating factors	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358332	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors

											Borrower has stable job time - Borrower has XXX years on job. Compensating factors	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358441	finding-3352	08/16/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304358441	FCRE8999	08/15/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304378701	FCOM8997	08/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304378701	FCRE8999	08/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304364114	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304364114	finding-2261	08/04/2024	Compliance	Points & Fees	XXX Rate Spread Home Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX rate spread home loan test.
( XX GS §24-1.1F(a)(7) )
The loan is a rate spread home loan, as defined in the legislation. For more information please see the XXX Rate Spread Home Loan Article section of the full ComplianceAnalyzer report.

While the XXX Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304364114	FCRE1200	08/02/2024	Credit	Eligibility	Audited Loan Amount is less than Guideline Maximum Loan Amount	Audited Loan Amount of $XXXXX is less than the Guideline Minimum Loan Amount of $XXXXX . Per the Deephaven guidelines and matrix, the minimum loan amount is $XX,XXX and the borrowers loan amount is only $XX,XXX.	Received Client and Seller response requesting an exception for loan amount < $XXX. Exception downgraded to a level 2/B.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
Deephaven Mortgage	XXXXX	304364719	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304364719	FCRE8999	09/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	09/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304377967	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304377967	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304377967	FVAL9739	09/24/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: All loans utilizing an AVM for valuation require a Property Condition Report. The required Property Condition Report is missing from the loan file.	Property Inspection	Received missing property condition report. Exception resolved. ; Property/Appraisal Meets Guidelines; Property/Appraisal guideline violation:	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304377967	FVAL3825	09/24/2024	Credit	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Subject property located in XXX, is reflected as a Major Disaster eligible for Individual Assistance effective, XX.XX.XXXX. A post disaster inspection required.	PDI	Received missing post disaster property report verifying no damages. Exception resolved. ; Property Inspection Provided.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/24/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304373384	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378117	FCRE1193	08/15/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender failed to include installment loan with XXX with balance of $XX,XXX and monthly payment of $XXX. The file contained no documentation to support the omission of this debt.	This XXX was traded in for the XXX reflected on the 1003.	Document provided is sufficient. Liabilities updated, DTI within guidelines. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/15/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304373383	FCOM8997	09/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304373383	FCRE5782	09/09/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing	Undisclosed Debt Monitoring	Received missing GAP report. Exception resolved. ; Borrower 1 Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304373383	FCOM1233	09/09/2024	Credit	Missing Doc	The Final 1003 is Incomplete	The Final 1003 is Incomplete Final 1003 does not reflect borrower's Other REO at XXX, XXX, XXX XXX	Borrower for subject loan does not technically own XXX, as he did not sign the attached mortgage. He has no titled ownership interest therefore XXX would not be listed in the REO section of the URLA.	Received evidence borrower is not owner of XXX . Exception resolved. ; The Final 1003 is Present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304373383	FCRE7495	09/09/2024	Credit	Missing Doc	Verification of Borrower Liabilities Missing or Incomplete	Missing supporting documents to verify PITIA of other REO at XXX, XXX XXX	Supporting documents for PITIA of XXX	Received evidence of the PITIA for the property. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304379771	finding-3352	09/24/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304379771	finding-2978	09/24/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX XXX CMR 32.35 higher-priced mortgage loan test. (XXX CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304379771	FCRE5782	09/24/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower X Gap Credit Report is Missing Guidelines require a gap credit report to be completed no more than XX business days prior to closing. However, the loan file only contains one credit report dated X/XX/XXXX and the Fraud Report did not reflect debt monitoring was initiated.	Gap Credit	Document provided is sufficient. Exception resolved.; Borrower 1 Gap Credit Report is not missing.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304381625	FCOM8997	09/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304381625	FCRE8999	09/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304381880	finding-2838	10/03/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304381880	finding-3352	10/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304381880	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304383075	finding-3352	09/05/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304383075	FCRE5782	09/05/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing	Gap Credit	Document provided is sufficient. Exception resolved.; Borrower 1 Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304383075	FCRE5783	09/05/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing	Gap credit	Document provided is sufficient. Exception resolved.; Borrower 2 Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304383075	FCRE3978	09/05/2024	Credit	Missing Doc	Missing Letter of Explanation (Credit)	Unable to locate most recent XX-months cancel checks or bank statement from the other party verifying that they have been making the payments for Loan Depot loan #XXXX which is attached to property XXXX XXX XXX	Please advise what you more you need to prove payments have been made. Attached credit report show's XXX #XXX is current with all payment made as agreed.	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has X.X years on job.	Resolved	09/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304385282	finding-3352	10/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385282	FCRE8999	10/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385459	FCOM8997	09/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385459	FCRE5782	09/20/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing - Which is required to be provided within 10 business days prior to the Note date.	Gap Credit	Document provided is sufficient. Exception resolved.; Borrower 1 Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304385459	FCRE5783	09/20/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing - Which is required to be provided within 10 business days prior to the Note date.	Gap Credit	Document provided is sufficient. Exception resolved.; Borrower 2 Gap Credit Report is not missing.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	09/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304385593	FCOM8997	09/23/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304385593	FCRE8999	09/23/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/23/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304386385	finding-3352	09/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304386385	finding-2978	09/20/2024	Compliance	Points & Fees	XXX XXX XXX 32.35 Higher-Priced Mortgage Loan Test	This loan failed the XXX 209 CMR 32.35 higher-priced mortgage loan test. (XXX 209 CMR 32.35)
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the Code of XXX Regulations.

While the Code of XXX Regulations provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304386385	FCRE8999	09/20/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	09/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304392216	FCOM8997	10/09/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304392216	FCRE8999	10/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%   is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304387086	FCOM8997	09/27/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/27/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304387086	FCRE8999	09/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304387155	finding-3352	09/29/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304387155	FCRE1148	09/28/2024	Credit	Title	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXXXXX.XX is Less than Total Amount of Subject Lien $XXXXXX	Updated title	Received evidence of sufficient title coverage. Exception resolved. ; Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/28/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304388603	FCOM8997	10/01/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304388603	FCRE1316	10/01/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing For XXX.	VOE	Document provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	10/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304388602	FCOM8997	10/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304388602	FCRE1316	10/02/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Present in the loan file is a XXX XXX of State business search, dated XX.XX.XXXX, which is 11 business days from Note date date - XX.XX.XXXX. Guidelines require verification of the existence of the business within 10 business days of closing.	VOE	Document provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304388602	FCOM1227	10/02/2024	Credit	Missing Doc	PUD Rider is Missing	PUD Rider is Missing The 1004 Appraisal reflects the subject property is located in a PUD community. The Deed of Trust does not indicate any Riders were attached to the document. A required PUD Rider is missing from the loan file.	Updated appraisal showing property is not in a PUD	Document provided is sufficient. Exception resolved.; The PUD Rider is Present or is Not Applicable (Property Type is Single Family Detached)	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	10/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304390671	FCOM8997	10/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304390671	FCRE1254	10/11/2024	Credit	Title	Property Title Issue	Property Title Issue Current Title does not show lst lien with the loan amount of $XXX	Title	Document provided is sufficient. Exception resolved.; Property Title Issue Resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304390671	FCRE7497	10/11/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Per Loan Approval dated X/XX property XX XXX closed a second lien with current lender with loan number ending in #XXXX: unable to locate Final loan approval and or Final CD or Note showing current monthly payment.	Final CD for XXX	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304390671	FPRO9990	10/11/2024	Credit	Third Party Valuation	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Lender guidelines require a secondary valuation is FNMA and FHLMC SSRs could not provide a risk score or are not eligible for rep and warrant relief. No evidence of a secondary value obtained.	This is a second lienproduct. Second lien guidelines beginning in Section 15 of DH guidelines requires only an AVM for loans <$XXX. This loan was provided with a full appraisal despite a loan amount less than $XXX	Third party valuation product provided within tolerance.; Explanation provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	10/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
Deephaven Mortgage	XXXXX	304393113	FCOM8997	10/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304393113	FCRE7497	10/14/2024	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	File is missing the second mortgage lien P&I with XXX XXX for the property at XX XXX, XXX XXX, and the hazard policy for XXXX XXXnd XXX, XXX, XXX, to accurately calculate the debt to income ratio. Lender to provide documents for the Xnd lien payment for the property at XX XXX, XXX XXX, and the hazard policy for XXXX XXXnd XXX, XXX, XXX.	LOX and supporting documents; CD for XXX	Documentation is sufficient. Exception resolved.; Document for the P & I on XXX. is sufficient. Still need the hazard policy documentation for XXX., XXX, XXX. Exception remains.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304393113	FCRE7805	10/14/2024	Credit	Missing Doc	Missing Income - Bank Statements	Missing the Bank Statement worksheet from the Lender.	Income Worksheet	Document provided is sufficient. Exception resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	10/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304397150	FCOM8997	10/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304397150	FCRE8999	10/29/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304397206	FCOM8997	10/20/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only; Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
Deephaven Mortgage	XXXXX	304397206	FCRE5782	10/22/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing Missing evidence of undisclosed debt monitoring service for B1. Lender requirements require gap credit report within 10 days of closing or evidence of debt monitoring service. Lender to provide evidence of debt monitoring service.	Gap Credit	Document provided is sufficient. Exception resolved.; Borrower 1 Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304397206	FCRE5783	10/22/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing Missing evidence of undisclosed debt monitoring service for B2. Lender requirements require gap credit report within 10 days of closing or evidence of debt monitoring service. Lender to provide evidence of debt monitoring service.	Gap credit	Document provided is sufficient. Exception resolved.; Borrower 2 Gap Credit Report is not missing.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
Deephaven Mortgage	XXXXX	304397206	FVAL9739	10/22/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: Per guidelines all loans that utilize an AVM for valuation require a Property Inspection Report, but is missing from this loan file.	PCI	Document provided is sufficient. Exception resolved.; Property/Appraisal Meets Guidelines	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/22/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378561	FCOM8997	08/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378561	FCRE1316	08/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing The lender guidelines required a VVOE with in 10 days of closing; however, the loan file didn't contain a VVOE.	VOE	Received WVOE. Exception resolved. ; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378561	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378561	FVAL9739	08/12/2024	Credit	Appraisal	Property/Appraisal General	Property/Appraisal guideline violation: File is missing Property Condition Inspection required by XXX guidelines.	AVM, PCI	Received missing PCI. Exception resolved. ; Property/Appraisal Meets Guidelines	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378555	FCOM8997	08/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378555	FCRE1201	08/22/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/22/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378555	FCRE1964	08/20/2024	Credit	Missing Doc	Missing income documentation	Guidelines require the most recent pay stub for salaried Borrowers. Borrower's paystub in file was dated XX/XX/XXXX. Note date was XX/XX/XXXX.	Paystub response	Document provided is sufficient. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378553	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378553	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378543	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378543	FCRE0360	08/09/2024	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Missing X/XXXX mortgage payment history for subject property first mortgage.	vom	Document provided is sufficient. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378543	FCRE7009	08/09/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required The Required insurance coverage for this transaction is $XXX,XXX and current coverage is insufficient by $XX,XXX.	Renewed HOI policy	Document provided is sufficient. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Comp Factor Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/09/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378542	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378542	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378536	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378536	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378536	FCRE1146	08/03/2024	Credit	Missing Doc	Title Document is Partially Present	Title Document is incomplete or only partially present Missing a Residential Equity Loan Policy Certificate (RELP) evidencing coverage under a Master Residential Equity Loan Policy (XXX) as required for properties in the state of XXX per Guidelines.	Mis	Document provided is sufficient. Exception resolved.; Title Document is fully Present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378536	FCRE1316	08/03/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Missing verbal verification of employment (VVOE) dated within 10 business day of close as required per Guidelines.	Please see the attached post-close Equifax VOE which confirms the borrower is still employed at XXX. This, in combination with the pre-closing VOE, should be sufficient to clear the finding.	Document provided is sufficient. VOE supports employment. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378536	FCRE1305	08/03/2024	Credit	Income/Employment	Income 2 Income Trend is Decreasing	Income 2 Income Trend is Decreasing The Borrower’s bonus has declined from prior years to 2024. FNMA requires that additional analysis be conducted to determine if any income should be used in qualifying the Borrower. Provide a reasonable explanation for the declining trend to support the current income has stabilized.	FNMA B3-3.1-03 does not specifically state that bonus income should be excluded in a case like this. We agree the bonus has declined, but we used the lowest bonus figure to qualify. It is noted that the borrower is XXX with current employer since 2017, it's unlikely the bonus would go away	Explanation provided is sufficient. Exception resolved.; Income 2 Income Trend is Resolved	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378514	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378514	FCRE1201	08/21/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378514	FCRE1173	08/11/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	HOI	received Master Ins Policy. Exception Resolved.; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378510	FCOM8997	08/15/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/15/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378510	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378510	FVAL2477	08/10/2024	Credit	Appraisal	Appraisal incomplete (missing map, layout, pages, etc.)	Appraisal pages cut-off at bottom	Appraisal	Received complete appraisal. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/10/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378498	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378498	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378498	FCRE1360	08/11/2024	Credit	Missing Doc	Borrower 2 Paystubs Missing	Borrower 2 Paystubs Missing Borrower 2 Current Paystub is missing, please upload current paystub to the file	Please see attached	Document provided is sufficient. Exception resolved.; Borrower 2 Paystubs Provided or Not Applicable (Number of Borrowers equals 2)	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378488	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378488	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378478	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378478	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job. Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378462	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378462	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has X.X years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378452	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378452	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX% Comp Factor

Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378410	finding-2838	08/21/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378410	finding-3352	08/21/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378410	FCRE1201	08/20/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/20/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378406	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378406	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378406	FCRE1326	08/18/2024	Credit	Missing Doc	Borrower 1 YTD Profit & Loss Missing	Borrower 1 YTD Profit & Loss Missing Age of income documentation exceeds 4 months allowed by guidelines - 2023 tax returns signed in May 2024. Missing P&L of current year.	I reviewed FNMA B1-1-03 and B3-3.2 and I don't see a requirement for a P&L. Can you please point it out for me? Thanks!	Documents in file are sufficient. Exception resolved.; Borrower 1 YTD Profit & Loss Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378399	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors

Borrower has stable job time - Borrower has XXX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factors	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378399	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors

Borrower has stable job time - Borrower has XXX years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX% Compensating factors	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378388	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378388	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378386	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378386	FCRE1304	08/11/2024	Credit	Income/Employment	Income 1 Income Trend is Decreasing	Income X Income Trend is Decreasing The borrower's self-employed business XXXX Partnership Income XXXX and XXXX tax returns indicate a decreasing income trend. The ordinary business income for XXXX was $XX,XXX and was $XX,XXX for XXXX. Missing a letter of explanation from the borrower explaining the decreasing income trend.	We acknowledge the reviewer's comments. We used the lower 2023 income to qualify. It should be noted that in 2023 the borrower had higher gross receipts but had higher deductions in the form of Cost of Good Sold $XXX plus Total Deductions $XXX. We typically do not request explanation letters in these situations. The partnership started in 2009 so it's reasonable to conclude that he has sufficient resources to maintain the business.	; Explanation provided is sufficient. Exception resolved.; Income 1 Income Trend is Decreasing	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378386	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378386	FCRE1316	08/11/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower X Xrd Party VOE Prior to Close Missing Missing a verification the existence of the borrower's business within XXX calendar days of the note date, as required by the guidelines. A Business Search was completed for the borrower's business, XXX; however, the search is not dated with a specific search date. The note date is X/XX/XX, and the business search only indicates the search is conducted within the XXXX XXX.	Please see attached	Document provided is sufficient. Exception resolved.; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378340	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378340	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378340	FCRE7009	08/07/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Per Guidelines:
A minimum of XXX% of replacement cost is required for the homeowner’s insurance policy.
● Evidence of replacement cost may be demonstrated with
○ Guaranteed replacement cost or
○ Replacement cost, or other similar endorsement, or
○ Replacement cost estimator

The Insurance Dec page in file does not state guaranteed replacement, nor was there a Replacement cost estimator in file.	The HOI dwelling coverage amount of $XXX is sufficient to cover the 1st and the 2nd lien. Total loan amount $XXX and with an appraised value of $XXX Guideline regarding required coverage amount uploaded	Received evidence of sufficient hazard coverage. Exception resolved. ; Hazard Insurance coverage meets guideline requirement	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304377984	FCRE1193	08/22/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender calculated borrower's base income incorrectly. Lender used XX hours every two weeks at $XX.XX per hour ($X.XXX per month), rather than XX hours every two weeks at $XX.XX per hour ($X,XXX per month). Borrower's YTD base wages only supported $X,XXX per month. DTI exceeds guidelines.	DTI meets XXX purchase criteria of XXX% max. Exception is non-material and graded as level 2/B.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Acknowledged		No	C	B	C	B	C	B	C	B	C	B	C	B
PennyMac	XXXXX	304378327	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378327	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378321	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378321	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378310	FCOM8997	08/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378310	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378308	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378308	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378298	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378298	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report.	Third Party Fraud Report is provided	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378286	FCOM3666	08/18/2024	Compliance	Closing	Loan Originator NMLS Status is Not Active	Loan Originator NMLS Status is Not Active Loan Originator NMLS Status is Not Active	NMLS response	Received evidence of the NMLS active. Exception resolved. ; Loan Originator NMLS Status is Active	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378286	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378286	FCRE1316	08/18/2024	Credit	Missing Doc	Borrower 1 3rd Party VOE Prior to Close Missing	Borrower 1 3rd Party VOE Prior to Close Missing Please provide Verbal verification of employment	VOE	Received missing VOE. Exception resolved. ; Borrower 1 3rd Party VOE Prior to Close Was Provided	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378286	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378283	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378283	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378246	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378246	FCRE1201	08/17/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/17/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378229	finding-3352	08/03/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378229	FCRE1201	08/03/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/03/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378229	FCRE3653	08/12/2024	Credit	Missing Doc	Missing letter of explanation	Per lender guidelines the Cash-out Purpose and Occupancy Affidavit is required on all loans. No evidence of an executed affidavit in file.	Please see attached Cash-out Purpose and Occupancy Affidavit sent with the initial loan disclosure	Document provided is sufficient. E-Disclosure documented. Exception resolved.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378219	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378219	FCRE1201	08/08/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/08/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378200	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378200	FCRE1201	08/02/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report Missing required Third Party Report.	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378199	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378199	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Comp Factor

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378195	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378195	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378187	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378187	finding-2962	08/17/2024	Compliance	Points & Fees	XXX XXX XXX Higher-Priced Mortgage Loan Test	HPML Compliant and allowed per lender guidelines, therefore downgraded to grade A This loan failed the XXX XXX 260 higher-priced mortgage loan test. (XXX XXX 260, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378187	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378186	FCOM8997	08/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378186	FCRE1201	08/18/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378173	finding-3352	08/01/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/01/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378173	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378170	FCOM8997	08/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378170	FCRE1201	08/01/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XX

Borrower has stable job time -

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378167	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML compliant	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Comp Factor

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378167	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Comp Factor

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378167	FCRE5116	08/09/2024	Credit	Missing Doc	Missing VOM or VOR	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is Missing. Documentation to support borrower was current at time of closing could not be located in the loan file. Lender to provide a payment history covering the past 12 months of the 1st mortgage	vom	Document provided is sufficient. VOM supports mortgage history. Exception resolved.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not Missing	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%   Comp Factor

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378135	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378135	FCRE1201	08/06/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/06/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378126	finding-3352	08/04/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/04/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378126	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378119	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378119	FCRE1201	08/05/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/05/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378117	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML Compliant	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378117	FCRE1201	08/15/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/15/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378340	FCRE1193	08/07/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% . Lender used base salary of $X,XXX.XX per month ($X,XXX.XX twice per month); however, YTD regular earnings and XXXX WX earnings do not support Lender's income. Regular earnings are $XX,XXX through XX/XX/XXXX. Borrower's paystub includes overtime and shift differentials.	I agree with the reviewer. I noticed that the paystub reflects overtime and shift differential, so I ordered a WVOE which shows that the borrower has a history of overtime income. Using YTD base $XXX plus YTD "other" $XXX = $XXX. Please see attached.	Document provided is sufficient. Income is acceptable. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304378107	finding-3352	08/02/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	08/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378107	FCRE1201	08/04/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	08/04/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378107	FCRE1182	08/04/2024	Credit	Missing Doc	Approval/Underwriting Summary Not Provided	Missing Approval/Underwriting Summary.	Approval/Underwriting Summary is fully present	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time -	Resolved	08/04/2024		B	A	B	A	B	A	B	A	B	A	B	A
PennyMac	XXXXX	304378106	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378106	FCRE1201	08/09/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378106	FCRE1347	08/09/2024	Credit	Missing Doc	Borrower 2 3rd Party VOE Prior to Close Missing	Borrower 2 3rd Party VOE Prior to Close Missing Please provide 3rd Party VOE prior to closing for Danielle Vosburgh	VOE	Document provided is sufficient. VOE for both Borrowers support employment. Exception resolved.; Borrower 2 3rd Party VOE Prior to Close Was Provided or Not Applicable (Number of Borrowers equals 2)	Borrower has stable job time - Borrower has XXX years on job. Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/09/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378103	FCOM8997	08/11/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378103	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378098	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378098	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378096	finding-3352	08/11/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/11/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378096	FCRE1201	08/10/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/10/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378056	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A.	HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378056	FCRE1201	08/14/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/14/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378051	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378051	FCRE1201	08/07/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378039	finding-3352	08/10/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Comp Factor

Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378039	FCRE1201	08/11/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Comp Factor

Borrower has stable job time - Borrower has XXX years on job. Comp Factor

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Comp Factor

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor	Resolved	08/11/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304378026	finding-2838	08/17/2024	Compliance	Points & Fees	OK HOEPA Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the XXX HOEPA higher-priced mortgage loan test.
The loan is a higher-priced mortgage loan, as defined in the legislation. For more information please see the XXX Higher-Priced Mortgage Loan Article section of the full ComplianceAnalyzer report.
While the XXX HOEPA Higher-Priced Mortgage Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378026	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender's guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304378026	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304377995	FCOM8997	08/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has X.X years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304377995	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Third Party Fraud Report is provided	Borrower has stable job time - Borrower has X.X years on job. Compensating factors

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%   Compensating factors

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%   Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304377984	finding-3352	08/20/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor Comp Factor	Resolved	08/20/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304377984	FCRE1201	08/16/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor Comp Factor	Resolved	08/16/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304377984	FCRE7009	08/16/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Borrower's current insurance coverage is $XXX,XXX.XX and the required coverage is $XXXXXX.XX, and the current coverage is insufficient. Lender to provide a updated insurance dec page of the borrower with sufficient coverage	RCE	Document provided is sufficient. Hazard policy is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor Comp Factor	Resolved	08/16/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304377976	FCRE1193	08/13/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XX.XX% exceeds Guideline DTI of XX% Lender Calculated Property Tax at $XXX.XX and Hazard Insurance Premium at $XX.XX, for a sum of $XXX.XX. Actual property tax is $XXX.XX and the Hazard Premium is $XXX.XX monthly, a sum of $XXX.XX and a variance of $XX.XX. Lender calculated DTI, XX.XXX%.	Per the CES Product Profile in effect at the time of application, taxes and insurance are calculated using the proposed amount.	Document provided is sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Comp Factor

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Comp Factor

											Borrower has stable job time - Borrower has XXX years on job. Comp Factor Comp Factor	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
PennyMac	XXXXX	304377981	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304377981	FCRE1201	08/19/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304377977	finding-3352	08/17/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML Compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.		HPML Compliant	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304377977	FCRE1201	08/12/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report		Fraud Report received with no alerts. Condition cleared.; Missing Third Party Fraud Report; Fraud Report received with no alerts. Condition cleared.; Fraud Report received with no alerts. Condition cleared.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304377976	finding-3352	08/18/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	HPML compliant This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	HPML Compliant; HPML Compliant	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
PennyMac	XXXXX	304377976	FCRE1201	08/13/2024	Credit	Missing Doc	Third Party Fraud Report not Provided	Missing Third Party Fraud Report	Fraud Report received with no alerts. Condition cleared.	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2024		D	A	D	A	D	A	D	A	D	A	D	A
PennyMac	XXXXX	304377976	FCRE7009	08/13/2024	Credit	Insurance	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXXXXX is less than required coverage required Xst lien balance, $XXX,XXX.XX+Subject loan, $XX,XXX=$XXX,XXX.XX. No Replacement Cost Estimate was located in the file. Hazard Insurance is insufficient to cover the lien balances.	RCE	Document provided is sufficient. Policy coverage is acceptable. Exception resolved.; Hazard Insurance coverage meets guideline requirement	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	08/13/2024		C	A	C	A	C	A	C	A	C	A	C	A
AmeriSave Mortgage	XXXXX	304390459	FCRE1193	10/18/2024	Credit	Eligibility	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX.XX% exceeds Guideline DTI of XX% The file does not contain WX's. Current paystubs, or a WVOE covering X years required to accurately calculate the income for both borrowers.	W2s and year end paystubs were utilized	Documents provided are sufficient. Exception resolved.; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	10/18/2024		C	A	C	A	C	A	C	A	C	A	C	A
SoFi Bank	XXXXX	304314159	finding-3352	05/30/2024	Compliance	Points & Fees	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML is compliant and allowed per lender guidelines, therefore downgraded to A.	HPML Compliant	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304314159	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Compensating factors

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Compensating factors	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304316137	FCOM8997	05/29/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304316137	FCRE1173	05/29/2024	Credit	Missing Doc	HO6 Master Insurance Policy is Missing	Missing HO-6 Master Insurance Policy	Please waive this suspense item. This is a detached condo, HO3 was provided along with Replacement cost estimate in the initial package. There is no master policy	Document in file sufficient; HO-6 Master Insurance Policy is fully present	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/29/2024		D	A	D	A	D	A	D	A	D	A	D	A
SoFi Bank	XXXXX	304321494	FCOM8997	06/18/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304321494	FCRE8999	06/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304316243	FCOM8997	06/05/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304316243	FCRE8999	06/05/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/05/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304320745	FCOM8997	06/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304320745	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304321190	FCOM8997	06/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304321190	FCRE8999	06/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304321370	FCOM8997	06/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304321370	FCRE8999	06/08/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

											Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%	Resolved	06/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304322389	FCOM8997	05/30/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304322389	FCRE8999	05/30/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	05/30/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304325527	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304325527	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304330151	FCOM8997	07/08/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/08/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304330151	FCRE8999	07/10/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Borrower has stable job time - Borrower has XXX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/10/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304335375	FCOM8997	06/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304335375	FCRE8999	06/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304328829	FCOM8997	07/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304328829	FCRE8999	07/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.		Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX% Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332371	FCOM8997	06/28/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332371	FCRE8999	06/28/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	06/28/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332456	FCOM8997	08/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332456	FCRE8999	08/09/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/09/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332507	FCOM8997	07/03/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/03/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332507	FCRE8999	07/02/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332516	FCOM8997	06/21/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/21/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304332516	FCRE8999	06/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	06/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304337400	FCOM1869	07/01/2024	Compliance	Closing	Closing Disclosure is Not Executed	The closing disclosure is not executed.	I have uploaded the Final signed CD	Executed CD provided; Exception resolved	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/01/2024		B	A	B	A	B	A	B	A	B	A	B	A
SoFi Bank	XXXXX	304337400	FCOM1232	07/01/2024	Credit	Missing Doc	The Final 1003 is Missing	The Final 1003 is Missing . Executed Final 1003 is not present in in the loan file.	I have uploaded the signed Final 1003	The Final 1003 is Present; Received final 1003 Executed by both borrower's on XX/XX/XXXX. Exception Resolved.	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/01/2024		D	A	D	A	D	A	D	A	D	A	D	A
SoFi Bank	XXXXX	304351930	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304351930	FCRE8999	07/18/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	07/18/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304353449	FCOM8997	07/17/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/17/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304353449	FCRE8999	07/16/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	07/16/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304356111	FCOM8997	07/26/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304356111	FCRE8999	07/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Qualifying DTI below max allowed. - Calculated DTI of XXX%  is less than Guideline DTI of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304358623	FCOM8997	07/22/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304358623	FCRE8999	07/22/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX% is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%   is less than Guideline LTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	07/22/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304358750	FCOM8997	08/19/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304358750	FCRE8999	08/19/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Borrower has stable job time - Borrower has XXX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	Resolved	08/19/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304359291	FCOM8997	08/07/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304359291	FCRE8999	08/07/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/07/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304363172	FCOM8997	08/25/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/25/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304363172	FCRE8999	08/26/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	08/26/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304384386	FCOM8997	09/24/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
SoFi Bank	XXXXX	304384386	FCRE8999	09/24/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XXX%  is less than Guideline LTV of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

											Borrower has stable job time - Borrower has XXX years on job.	Resolved	09/24/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guild Mortgage Company	XXXXX	304099183	FCOM8997	03/12/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational only	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/12/2024		A	A	A	A	A	A	A	A	A	A	A	A
Guild Mortgage Company	XXXXX	304099183	FCRE5783	03/07/2024	Credit	Missing Doc	Borrower 2 Gap Credit Report is Missing	Borrower 2 Gap Credit Report is Missing The lender approval in the loan file reflects a pre-close credit report dated within 10 calendar days of the Note date to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
Guild Mortgage Company	XXXXX	304099183	FCRE5782	03/07/2024	Credit	Missing Doc	Borrower 1 Gap Credit Report is Missing	Borrower 1 Gap Credit Report is Missing The lender approval in file reflects a pre-close credit report dated within 10 calendar days of the Note date is required to verify newly opened accounts, judgements, tax liens or undisclosed debt. However, the loan file is missing this pre-close credit report for the borrower.	Exception resolved.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Resolved	03/07/2024		D	A	D	A	D	A	D	A	D	A	D	A
Guild Mortgage Company	XXXXX	304099183	FPRO1251	03/07/2024	Credit	Property	Property Zoning Does Not Meet Program Requirements	The subject property zoned agricultural is ineligible per the Guild Mortgage guidelines. Documentation in file indicate the lender approved a lender exception. However missing the Lender Exception Form with compensating factors to downgrade exception to a level 2/B.	EXECTION APPVL FOR PROP TYPE	Received an email correspondence which reflects lender granted an exception for being XXX XXX. There were no compensating factors identified by the lender other than the loan meets investor guidelines. Exception Downgraded.	Qualifying DTI below max allowed. - Calculated DTI of XXX% is less than Guideline DTI of XXX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XXX%  is less than Guideline CLTV of XXX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

											Original LTV is Below the Guideline Maximum - Calculated LTV of XXX% is less than Guideline LTV of XXX%	Acknowledged		Yes	C	B	C	B	C	B	C	B	C	B	C	B
Georgia Banking Company	XXXXX	304094295	FCOM8997	04/02/2024	Compliance	Data	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	04/02/2024		A	A	A	A	A	A	A	A	A	A	A	A
Georgia Banking Company	XXXXX	304094295	FCRE8999	04/01/2024	Credit	Data	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	Qualifying FICO is Greater than the Guideline Minimum -

Borrower has stable job time -

Original LTV is Below the Guideline Maximum -

Original CLTV is Below the Guideline Maximum -

											Qualifying DTI below max allowed. -	Resolved	04/01/2024		A	A	A	A	A	A	A	A	A	A	A	A

Customer Loan ID	Seller Loan ID	Initial Loan Grade	Final Loan Grade	Initial DBRS Loan Grade	Final DBRS Loan Grade	Initial DBRS Credit Loan Grade	Final DBRS Credit Loan Grade	Initial DBRS Compliance Loan Grade	Final DBRS Compliance Loan Grade	Initial DBRS Property Loan Grade	Final DBRS Property Loan Grade	Initial Moody's Loan Grade	Final Moody's Loan Grade	Initial Moody's Credit Loan Grade	Final Moody's Credit Loan Grade	Initial Moody's Compliance Loan Grade	Final Moody's Compliance Loan Grade	Initial Moody's Property Loan Grade	Final Moody's Property Loan Grade	Initial Fitch Loan Grade	Final Fitch Loan Grade	Initial Fitch Credit Loan Grade	Final Fitch Credit Loan Grade	Initial Fitch Compliance Loan Grade	Final Fitch Compliance Loan Grade	Initial Fitch Property Loan Grade	Final Fitch Property Loan Grade	Initial Kroll Loan Grade	Final Kroll Loan Grade	Initial Kroll Credit Loan Grade	Final Kroll Credit Loan Grade	Initial Kroll Compliance Loan Grade	Final Kroll Compliance Loan Grade	Initial Kroll Property Loan Grade	Final Kroll Property Loan Grade	Initial S&P Loan Grade	Final S&P Loan Grade	Initial S&P Credit Loan Grade	Final S&P Credit Loan Grade	Initial S&P Compliance Loan Grade	Final S&P Compliance Loan Grade	Initial S&P Property Loan Grade	Final S&P Property Loan Grade	Originator QM/ATR Status	TPR QM/ATR Status
304383995	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383993	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383986	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383983	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383975	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383968	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383966	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383955	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383953	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383949	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383929	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383926	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383918	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383912	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383904	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383902	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383901	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383899	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383897	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383894	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383888	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383887	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383884	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383881	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383880	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383875	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383870	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383864	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383862	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383852	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383849	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383846	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383844	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383843	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383837	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383833	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383829	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383828	XXXXX	D	A	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383827	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383822	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383821	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383818	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383809	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383808	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383806	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383796	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383795	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383792	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383787	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383786	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383776	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383775	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383773	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383770	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383746	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383743	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383739	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Higher Priced APOR (APOR HP)
304383732	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383719	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383713	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383706	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383698	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383691	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383689	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383688	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383686	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383685	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383679	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383677	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383674	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383670	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383667	XXXXX	D	A	D	A	A	A	D	A	NA	NA	D	A	A	A	D	A	NA	NA	D	A	A	A	D	A	NA	NA	D	A	A	A	D	A	NA	NA	D	A	A	A	D	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383665	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383658	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383655	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383654	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383649	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383645	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383644	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383641	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383635	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383627	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383626	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383623	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383622	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383621	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383610	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383604	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383602	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383593	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383581	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383579	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383577	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383569	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383568	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383567	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383561	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383559	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383558	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383555	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383552	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383550	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383545	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383538	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383535	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383516	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383515	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383507	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383487	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383479	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383470	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383469	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383456	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383455	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383453	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383452	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383451	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383447	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383440	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383437	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383429	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383426	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383415	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383412	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383411	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383407	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383402	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383399	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383398	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383395	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383387	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383385	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383373	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383368	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383357	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383356	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383355	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383354	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383344	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383341	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383340	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383331	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383329	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383321	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383320	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383313	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383308	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383301	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383293	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383289	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383285	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383277	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383273	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383272	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383271	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383265	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383263	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383260	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383257	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383256	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383252	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383250	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304041760	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304041499	XXXXX	D	A	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304041485	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304041482	XXXXX	D	B	D	B	D	B	D	A	NA	NA	D	B	D	B	D	A	NA	NA	D	B	D	B	D	A	NA	NA	D	B	D	B	D	A	NA	NA	D	B	D	B	D	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304304191	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304308613	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304309653	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304352484	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304320813	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304321276	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369513	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304325065	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304327342	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304354151	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304333624	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304330244	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304330935	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304332679	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304333735	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304398601	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304359247	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Higher Priced APOR (APOR HP)
304382851	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304337028	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304337074	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304337115	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304352004	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304337594	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304351740	XXXXX	C	A	C	A	C	A	B	A	NA	NA	C	A	C	A	B	A	NA	NA	C	A	C	A	B	A	NA	NA	C	A	C	A	B	A	NA	NA	C	A	C	A	B	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363492	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304351667	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304354028	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304352123	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304359502	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304354199	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304354582	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304366166	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304354870	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304354868	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304357071	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304357161	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304356284	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304357070	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304356079	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304356581	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304357199	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358316	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358091	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304358454	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363838	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358742	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358291	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304359307	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358740	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358738	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358512	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358533	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358735	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358730	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304364885	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358712	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304359134	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304363130	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304359383	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304359824	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304359822	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304360039	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304359956	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304361865	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304361863	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304361454	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363319	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304361861	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363318	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304361858	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363126	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363125	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363226	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363239	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363316	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363584	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363582	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304363580	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304364744	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304364104	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304364718	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304365197	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304364584	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369511	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304365196	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304366163	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304364679	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369402	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304364676	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304364758	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304380797	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304364937	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304365506	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304368526	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304365343	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304371792	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304365379	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304365377	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304366042	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304365502	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304366827	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304366161	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304366443	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304366535	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369956	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304367513	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304367512	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304367805	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304366984	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369494	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369493	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304368572	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304369694	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304368563	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304368779	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304374808	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369491	XXXXX	D	A	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369564	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369506	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304400774	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304369970	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304369738	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304370723	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304370594	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304370780	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304370722	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304370770	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304371569	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304371485	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304370789	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304370778	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304371661	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Safe Harbor APOR (APOR SH)
304371650	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304371777	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304371770	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304373285	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304372096	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304372057	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304372125	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304380636	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304374805	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304374804	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304374952	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304375117	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304376531	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304376116	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304376289	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304376247	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304376455	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304376444	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304376608	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304376607	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304379087	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378715	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378822	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378969	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304379491	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304379673	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304379654	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304379668	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304379939	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304380632	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304380795	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304385601	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384095	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304385293	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304380987	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382015	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304390670	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304398104	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304417060	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304381967	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382013	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382286	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304382010	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382405	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382677	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382343	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382675	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384094	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304382848	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304383099	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304387126	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384673	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304390459	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304384400	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384900	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384093	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384141	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384092	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304388608	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384139	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384271	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385100	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304400783	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384909	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384908	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304384962	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304385452	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385245	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304385494	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304385493	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304385448	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385530	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304385491	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304390404	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304398851	XXXXX	C	B	C	B	A	A	C	B	NA	NA	C	B	A	A	C	B	NA	NA	C	B	A	A	C	B	NA	NA	C	B	A	A	C	B	NA	NA	C	B	A	A	C	B	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304386984	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304386607	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304387875	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304388473	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304386544	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304401291	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304387158	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304387256	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304387271	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304388048	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304388445	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304398354	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304392183	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304387983	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304391148	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304388019	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304388018	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304388046	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304388192	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304390602	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304388564	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304388561	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304388658	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304390783	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304392129	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304391217	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304392128	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304390779	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304390778	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304391790	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304391867	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304391006	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304391144	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304391788	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304391933	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304391840	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304393166	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304399514	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304393695	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304392179	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304392178	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304392614	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304392221	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304398023	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304393162	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304393193	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304396162	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304393192	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304393345	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304396773	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304393690	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304396478	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304398021	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304396764	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304398020	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304397930	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304397994	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304425753	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304398253	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304398252	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304398389	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405479	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304400622	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304400618	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304432933	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405658	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304401098	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304400615	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304400671	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304415903	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304400828	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304401096	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304401095	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304405448	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304416284	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304401324	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304416380	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304402750	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405447	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304417832	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405145	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405576	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304405393	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405603	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304418098	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405734	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405574	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304416294	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304405648	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405644	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304405695	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304405694	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304419329	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304415850	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304415849	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422969	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304417675	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304415847	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304418805	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304416478	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304417160	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304417674	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304418918	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304418112	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304419036	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304417654	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304417653	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304418709	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304419116	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304418570	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304418930	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304419122	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304419324	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304422862	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420515	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304420320	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420318	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420743	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304420987	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420809	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420724	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304420981	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420980	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304420978	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304420960	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304422396	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304423755	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422554	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422859	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422646	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422858	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304422856	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422854	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304422853	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304423277	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304422980	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304423558	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304423680	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304425185	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304428174	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304425178	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304425679	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304425912	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304427455	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304426438	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304427788	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304429106	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304428892	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304315410	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304381792	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304354588	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304381791	XXXXX	D	A	D	A	D	A	D	A	NA	NA	D	A	D	A	D	A	NA	NA	D	A	D	A	D	A	NA	NA	D	A	D	A	D	A	NA	NA	D	A	D	A	D	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304370630	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304400686	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378869	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304379614	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304381242	XXXXX	D	A	D	A	C	A	D	A	NA	NA	D	A	C	A	D	A	NA	NA	D	A	C	A	D	A	NA	NA	D	A	C	A	D	A	NA	NA	D	A	C	A	D	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304382182	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304385631	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304381033	XXXXX	C	A	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	C	A	A	A	C	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304398571	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304419512	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304383235	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383234	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383233	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383225	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304383219	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304314987	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304351776	XXXXX	B	B	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304337204	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304360109	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304334150	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304354148	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304363827	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304376113	XXXXX	C	A	C	A	C	A	C	A	NA	NA	C	A	C	A	C	A	NA	NA	C	A	C	A	C	A	NA	NA	C	A	C	A	C	A	NA	NA	C	A	C	A	C	A	NA	NA	Non-QM: Lender documented all ATR UW factors	QM: Higher Priced APOR (APOR HP)
304357208	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304369829	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304368159	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304368216	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304365526	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304366448	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Higher Priced APOR (APOR HP)
304370765	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304371476	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304382349	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385906	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304379863	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304401319	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304391150	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385091	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385181	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304401277	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304398724	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304396467	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304393774	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304400826	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304392290	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304402783	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304400768	XXXXX	B	B	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	B	B	B	B	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304418735	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304419536	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304420185	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304321481	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304315109	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304321732	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304321861	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304323685	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304326053	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304330687	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304330685	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304332675	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304335091	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304358294	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304351938	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304353748	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304354575	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304357575	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304357640	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358332	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304358441	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378701	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304364114	XXXXX	C	B	C	B	C	B	A	A	NA	NA	C	B	C	B	A	A	NA	NA	C	B	C	B	A	A	NA	NA	C	B	C	B	A	A	NA	NA	C	B	C	B	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304364719	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304377967	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304373384	XXXXX	C	A	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	C	A	C	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304373383	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304379771	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304381625	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304381880	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304383075	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304385282	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304385459	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304385593	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304386385	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304392216	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304387086	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304387155	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304388603	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304388602	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304390671	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304393113	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	ATR/QM: Exempt	ATR/QM: Exempt
304397150	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304397206	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304378561	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378555	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378553	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378543	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378542	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378536	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378514	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378510	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304378498	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378488	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378478	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378462	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378452	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378410	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378406	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378399	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378388	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304378386	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378340	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378327	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304378321	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378310	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378308	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378298	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378286	XXXXX	D	A	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378283	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378246	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378229	XXXXX	D	A	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	D	A	D	A	C	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378219	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378200	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378199	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378195	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378187	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378186	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors
304378173	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378170	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378167	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378135	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378126	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378119	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378117	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378107	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378106	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378103	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304378098	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378096	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378056	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378051	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378039	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304378026	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304377995	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304377984	XXXXX	D	B	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304377981	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304377977	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304377976	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304314159	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Higher Priced APOR (APOR HP)	QM: Higher Priced APOR (APOR HP)
304316137	XXXXX	D	A	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	D	A	D	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304321494	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304316243	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304320745	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304321190	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304321370	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304322389	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304325527	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304330151	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304335375	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304328829	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304332371	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304332456	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304332507	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304332516	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304337400	XXXXX	D	A	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	D	A	D	A	B	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304351930	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304353449	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304356111	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304358623	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304358750	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304359291	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304363172	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304384386	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304099183	XXXXX	D	B	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	D	B	D	B	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)
304094295	XXXXX	A	A	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	A	A	A	A	A	A	NA	NA	QM: Safe Harbor APOR (APOR SH)	QM: Safe Harbor APOR (APOR SH)

Loan ID	Seller Loan ID	Investor Loan ID	Note Date	Original Loan Amount	Sales Price	Total Adjusted Prior Purchase Price	Primary Appraised Value	Primary Appraisal Date	Primary Appraisal Type	Value for LTV	LTV	CLTV	Loan Reviewed Property Value	Loan Reviewed Variance Amount	Loan Reviewed Variance Percent	Loan Reviewed Product Type	Loan Post-Close Reviewed Property Value	Loan Post-Close Reviewed Variance Amount	Loan Post-Close Reviewed Variance Percent	Loan Post-Close Reviewed Product Type	Second Appraisal Value	Second Appraisal Variance Amount	Second Appraisal Variance Percent	Second Appraisal Date	Second Appraisal Type	AVM Appraised Value	AVM Variance Amount	AVM Variance Percent	AVM Confidence Score	FSD Score	AVM Company Name	AVM Product Name	AVM Appraisal Date	Desk Review Appraised Value	Desk Review Variance Amount	Desk Review Variance Percent	Desk Review Company	Desk Review Risk Score	Desk Review Appraisal Date	Second Desk Review Variance Amount	Second Desk Review Variance Percent	Second Desk Review Appraisal Date	Second Desk Review Appraised Value	Desk Top Appraised Value	Desk Top Variance Amount	Desk Top Variance Percent	Desk Top Company	Desk Top Appraisal Date	BPO Appraised Value	BPO Variance Amount	BPO Variance Percent	BPO Company	BPO Appraisal Date	Field Review Appraised Value	Field Review Variance Amount	Field Review Variance Percent	Field Review Company	Field Review Appraisal Date	2055 Appraised Value	2055 Variance Amount	2055 Variance Percent	2055 Company	2055 Appraisal Date	AVE/CMA Appraised Value	AVE/CMA Variance Amount	AVE/CMA Variance Percent	AVE/CMA Company	AVE/CMA Appraisal Date	Other Appraised Value	Other Variance Amount	Other Variance Percent	Other Appraisal Date	Updated Appraised Value	Updated Variance Amount	Updated Variance Percent	Updated Company	Updated Appraisal Date	Updated Appraisal Type	Loan Collateral Advisor Risk Score	Loan Collateral Advisor Risk Score Date	Is Eligible for Rep and Warrant Relief per Loan Collateral Advisor?	Collateral Underwriter Risk Score	Collateral Underwriter Risk Score Date
304383995	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.24	55.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383993	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.69	79.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383986	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.63	73.35														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383983	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.15	79.94	$XXX	$XXX	.0566	AVM										$XXX	$XXX	.0566	XXX	XXX	XXX	XXX	XX/XX/XXXX
304383975	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.27	77.74														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383968	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.04	60.62														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383966	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.78	44.14														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383955	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.96	59.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383953	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.04	79.69														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383949	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.81	63.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383929	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.79	63.2														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383926	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.21	67.15														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383918	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.24	60.42														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383912	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.7	67.27														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383904	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.09	71.16														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383902	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.32	71.28														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383901	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.24	61.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383899	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.63	82.01														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383897	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.89	46.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383894	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.63	52.34														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383888	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.22	62.41														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383887	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.29	42.77														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383884	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.72	69.41														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383881	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.66	64.18														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383880	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.48	79.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383875	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.16	79.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383870	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	4.26	48.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383864	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.76	79.85														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383862	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	30.3	74.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383852	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.77	66.58	$XXX	$XXX	.0008	AVM										$XXX	$XXX	.0008	XXX	XXX	XXX	XXX	XX/XX/XXXX
304383849	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.72	62.68														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383846	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.43	46.37														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383844	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.2	58.57														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383843	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.7	74.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383837	XXXXX		XX/XX/XXXX	$XXXXXX	$XXX	$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.59	65.59														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383833	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.85	63.64														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383829	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.9	64.25														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383828	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	34.42	78.3														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383827	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.21	35.67														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383822	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.93	63.59														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383821	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.93	33.15														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383818	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.11	66.04														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383809	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.21	73.18														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383808	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.82	79.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383806	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.28	66.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383796	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.95	74.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383795	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.01	69.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383792	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	41.58	59.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383787	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.49	74.77														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383786	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.25	33.05														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383776	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.58	53.2														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383775	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.92	57.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383773	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.07	62.25														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383770	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.05	63.82														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383746	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.13	72.97	$XXX	$XXX	-.0405	AVM										$XXX	$XXX	-.0405	XXX	XXX	XXX	XXX	XX/XX/XXXX
304383743	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.89	34.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383739	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.54	78.39														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383732	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.65	64.03														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383719	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.78	68.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383713	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.87	80.54														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383706	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.04	47.36														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383698	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.87	80.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383691	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.78	72.71														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383689	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.99	64.67														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383688	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.56	54.48														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383686	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.56	75.01														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383685	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.87	48.27														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383679	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.69	74.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383677	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.63	56.64														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383674	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	43.0	79.01														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383670	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.84	79.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383667	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.92	74.09														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383665	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.76	79.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383658	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.0	62.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383655	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.31	52.73														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383654	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.18	70.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383649	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.85	66.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383645	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.62	70.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383644	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.6	76.62														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383641	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.7	51.53														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383635	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.07	73.39														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383627	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	24.41	53.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383626	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.85	66.6														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383623	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.24	79.91														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383622	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.14	74.07														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383621	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.59	70.02														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383610	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.45	58.85														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383604	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.48	63.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383602	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.24	73.6														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383593	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.45	74.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383581	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.43	73.03														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383579	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.23	61.39														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383577	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.19	67.34														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383569	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.29	65.66														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383568	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.39	28.8														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383567	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.48	75.6														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383561	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.77	63.95														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383559	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.07	69.37														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383558	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.68	73.69														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383555	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.66	32.85														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383552	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.81	59.45														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383550	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	24.63	42.06														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383545	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	24.41	62.7														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383538	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.2	72.48														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383535	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	24.15	59.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383516	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.23	59.2														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383515	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.69	64.19														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383507	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.09	75.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383487	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.17	42.02														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383479	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.35	77.48														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383470	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.09	74.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383469	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.08	59.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383456	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.2	74.96														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383455	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	32.45	73.9														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383453	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.06	37.63														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383452	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.83	33.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383451	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.47	38.73														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383447	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.41	33.53														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383440	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.21	84.43	$XXX	$XXX	-.3914	AVM										$XXX	$XXX	-.3914	XXX	XXX	XXX	XXX	XX/XX/XXXX
304383437	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.1	79.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383429	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.04	63.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383426	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.56	64.73														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383415	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.72	67.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383412	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.27	52.25														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383411	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.89	84.73														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Unavailable
304383407	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.16	67.33														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383402	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.47	67.04														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383399	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.15	65.65														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383398	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.68	62.44														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383395	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.64	76.52														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383387	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	28.12	75.19														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383385	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.49	70.12														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383373	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.04	45.94														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383368	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	33.46	77.06														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383357	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.97	71.35														$XXX	$XXX	-.0086	XXX	XXX	XXX	XXX	XX/XX/XXXX
304383356	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.58	74.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383355	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.58	60.59														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383354	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.09	78.48														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383344	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.5	56.26														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383341	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.57	53.08														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383340	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.01	44.69														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383331	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.27	65.54														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383329	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.06	54.24														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383321	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	33.83	77.38														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383320	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.35	60.69														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383313	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.17	65.7														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383308	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.42	41.96														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383301	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.03	72.14														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383293	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.25	44.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383289	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.68	57.69														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383285	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.51	84.23														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383277	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.12	54.4														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383273	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.88	59.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383272	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.65	65.74														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383271	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.27	62.35														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383265	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.34	83.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383263	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.35	74.75														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383260	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.46	68.71														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383257	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.51	63.64														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383256	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.95	79.45														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383252	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.47	63.91														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383250	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.71	61.04														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304041760	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.68	79.51					$XXX	$XXX	.0712	AVM						$XXX	$XXX	.0712	XXX	XXX	XXX	XXX	XX/XX/XXXX
304041499	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	17.75	69.43					$XXX	$XXX	.1006	Desk Review	$XXX	$XXX	.1006	XX/XX/XXXX	1004 URAR									$XXX	$XXX	.1006	XXX	XXX	XX/XX/XXXX	$XXX	0.00%	XX/XX/XXXX	$XXX																$XXX
304041485	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	10.67	45.06					$XXX	$XXX	.0000	Desk Review														$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304041482	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	15.15	43.96					$XXX	$XXX	.0000	Enhanced Desk Review														$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304304191	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.7	74.94														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304308613	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.64	71.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304309653	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.98	58.48														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304352484	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.23	66.5
304320813	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.75	66.33														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304321276	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.94	68.74														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369513	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.6	58.72														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304325065	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.22	37.67														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304327342	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.54	51.52
304354151	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.23	67.04
304333624	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.73	68.45														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304330244	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.05	64.99
304330935	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	33.7	75.5														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304332679	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	3.57	54.75																																																																					Not Eligible
304333735	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.16	52.02														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398601	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.43	81.16														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359247	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	15.72	49.37
304382851	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	21.51	72.84																																																																						1.8
304337028	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.06	45.43														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304337074	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.21	69.78														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304337115	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.83	54.44														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304352004	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.23	46.82														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304337594	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.89	54.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304351740	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.76	74.79
304363492	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.21	41.38														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304351667	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	7.7	51.0
304354028	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.32	76.32														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304352123	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.36	59.15
304359502	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.11	64.64														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304354199	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.43	54.36														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304354582	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.95	39.52														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366166	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.33	69.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304354870	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	9.56	78.99
304354868	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.1	62.81														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304357071	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.83	64.21														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304357161	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.4	48.5														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304356284	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.21	69.05														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304357070	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.75	42.4														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304356079	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.8	75.0
304356581	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.79	62.5														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304357199	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.81	87.94														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358316	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.29	48.72														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358091	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.89	49.73														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358454	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.49	54.35														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363838	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.07	73.7														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358742	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.1	72.09														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358291	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.94	62.5														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359307	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.67	76.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358740	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.44	57.68														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358738	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.58	51.25														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358512	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.93	60.06														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358533	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.21	74.82														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358735	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	13.2	77.13
304358730	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.01	78.95														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364885	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.43	59.95														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358712	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.78	76.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359134	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.81	37.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363130	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.79	74.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359383	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.19	59.63														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359824	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.69	89.07
304359822	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.49	57.19														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304360039	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.83	72.58														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359956	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.92	47.23														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304361865	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	4.78	42.67														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304361863	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.07	60.82														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304361454	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	24.72	74.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363319	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.05	64.67														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Unavailable
304361861	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.07	70.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363318	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.42	56.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304361858	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.78	73.75														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363126	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.61	54.41																																																																						2.5
304363125	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	25.98	66.69
304363226	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.15	71.06														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363239	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	32.8	85.0
304363316	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.3	69.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363584	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.24	52.43														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363582	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.16	74.54														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Unavailable
304363580	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.96	74.21														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Unavailable
304364744	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.48	57.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364104	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.27	63.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364718	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.84	31.6														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304365197	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.92	59.61														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364584	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.0	60.59
304369511	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.59	65.09														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304365196	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.87	74.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366163	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.52	62.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364679	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.04	89.37																																																																					Unavailable
304369402	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.39	73.15														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364676	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.27	39.8														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364758	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.07	74.89														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304380797	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.28	62.01														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304364937	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.3	53.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304365506	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.68	53.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304368526	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.8	60.75														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304365343	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.56	48.49														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304371792	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.4	60.3																																																																					Not Eligible	1.9
304365379	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.7	65.23														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304365377	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.36	69.78																																																																					Eligible	1
304366042	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.05	74.26														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Unavailable
304365502	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.37	74.7														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366827	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.38	40.4														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366161	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.13	58.81														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366443	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.67	63.36														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366535	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.06	63.06														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369956	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.88	80.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304367513	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.4	74.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304367512	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	16.76	69.91
304367805	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.58	70.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304366984	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.48	50.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369494	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.27	72.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369493	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	14.55	65.69
304368572	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.99	55.64														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369694	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.41	68.24														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304368563	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	30.84	80.0																																																																						1.9
304368779	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.2	69.04														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304374808	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.95	52.37														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369491	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.62	74.64																																																																						3.5
304369564	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.89	57.08														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369506	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	4.03	50.1														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400774	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	28.61	77.1																																																																						1
304369970	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.59	58.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304369738	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.98	75.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370723	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.22	58.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370594	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.71	64.15														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370780	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.03	68.23														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370722	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.95	73.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370770	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.84	51.37														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304371569	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.12	74.84
304371485	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.57	64.28														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370789	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.33	72.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304370778	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.22	74.74
304371661	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.66	52.01														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304371650	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	31.26	59.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304371777	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.36	73.1																																																																						1
304371770	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	21.32	75.0																																																																						1.2
304373285	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.73	44.5
304372096	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.07	77.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304372057	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.69	76.83
304372125	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.76	38.46														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304380636	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	9.73	71.85
304374805	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.21	68.51														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304374804	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.0	49.7														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304374952	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.35	55.78														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304375117	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.06	44.56
304376531	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.73	54.78														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304376116	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.41	64.41														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304376289	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.34	73.15														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304376247	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.67	71.52														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304376455	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.61	85.17														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304376444	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	25.39	75.0																																																																						1.9
304376608	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.37	74.59														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304376607	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.7	72.39														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304379087	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.72	74.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378715	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.8	64.48														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378822	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.02	46.6														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378969	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.45	81.37														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304379491	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.16	31.1																																																																						1
304379673	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.5	52.73														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304379654	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.57	30.59														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304379668	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.09	42.81														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304379939	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.52	68.57														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304380632	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.42	85.0																																																																						1
304380795	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	5.73	85.0																																																																						1
304385601	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	17.44	88.3
304384095	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.85	54.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385293	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.62	79.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304380987	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.78	67.21														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382015	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.23	69.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304390670	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	29.01	65.22
304398104	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	3.1	44.91														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304417060	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.25	65.28														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304381967	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	34.11	80.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382013	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.83	67.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382286	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.67	51.39														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382010	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.13	70.76														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382405	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.35	80.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382677	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.88	73.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382343	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.12	79.47														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382675	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.97	84.97
304384094	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.37	74.94
304382848	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.29	60.57														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383099	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.65	72.04
304387126	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.44	48.47														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384673	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.69	48.25														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304390459	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	20.92	69.91																																																																					Not Eligible	1
304384400	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.62	46.25														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384900	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.43	28.33														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384093	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.4	87.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384141	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.96	64.59														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384092	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.55	57.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388608	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.0	90.0
304384139	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.22	65.89
304384271	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	37.63	89.83
304385100	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.85	72.15														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400783	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.92	64.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384909	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.84	81.96														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384908	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.21	62.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304384962	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.46	75.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385452	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.26	74.91																																																																						3
304385245	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.47	52.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385494	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.3	64.7														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385493	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.05	46.26														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385448	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.85	36.8														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385530	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.79	46.42														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385491	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.61	79.49														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304390404	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	30.55	57.51														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398851	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.07	84.52																																																																						2.9
304386984	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.09	66.58														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304386607	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.18	61.31														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304387875	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.5	68.38														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388473	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.12	49.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304386544	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.63	79.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304401291	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.95	73.41														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304387158	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.19	84.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304387256	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	26.83	74.75
304387271	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.36	67.18														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388048	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.13	68.61														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388445	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.04	84.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398354	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.05	68.76														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304392183	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.5	75.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304387983	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.54	56.78														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391148	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.71	65.76														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388019	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.44	72.41														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388018	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.44	63.92																																																																						1.1
304388046	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.84	39.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388192	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.05	51.85														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304390602	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.08	53.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304388564	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.36	74.3
304388561	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	6.99	75.0																																																																					Not Eligible
304388658	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.62	36.94														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304390783	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.68	81.8														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304392129	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.74	63.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391217	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.89	84.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304392128	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.47	81.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304390779	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	34.24	89.85																																																																						1
304390778	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.27	64.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391790	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	14.29	80.22																																																																						1
304391867	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.9	37.35														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391006	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.04	74.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391144	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.05	74.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391788	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	14.86	53.66																																																																						1.9
304391933	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.9	71.83														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304391840	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	27.02	75.0																																																																						1
304393166	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	24.52	74.85																																																																						2
304399514	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.21	85.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304393695	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.5	84.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304392179	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.28	85.0																																																																						2
304392178	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.37	52.81																																																																						2.6
304392614	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.97	53.54														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304392221	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.99	52.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398023	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.31	73.81														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304393162	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	28.22	69.18																																																																						1
304393193	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.71	50.89														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304396162	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.44	68.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304393192	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.41	66.2														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304393345	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.49	74.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304396773	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	21.08	85.0
304393690	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	26.38	83.49																																																																						1
304396478	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	29.95	86.96
304398021	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.25	48.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304396764	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.5	79.61														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398020	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.11	84.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304397930	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.31	49.91														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304397994	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.16	57.12														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304425753	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.55	48.07														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398253	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.58	61.24														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398252	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.01	71.45														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304398389	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.27	67.34														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405479	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.38	51.84														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400622	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.85	73.09																																																																						2.5
304400618	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	13.04	71.0																																																																						1
304432933	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.69	72.28														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405658	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.39	78.91														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304401098	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.92	59.52														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400615	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	6.7	57.94														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400671	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	30.0	84.88																																																																						1
304415903	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.22	79.74																																																																					Eligible	1.9
304400828	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	26.54	89.95
304401096	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.64	62.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304401095	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.18	69.76																																																																						1.1
304405448	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.93	38.44														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304416284	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.44	58.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304401324	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.53	70.22																																																																						1
304416380	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	13.36	84.73																																																																						2.6
304402750	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.74	82.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405447	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.43	79.9														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304417832	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.18	63.91														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405145	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.28	59.88														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405576	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.55	68.37																																																																						1
304405393	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.6	66.52														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405603	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.21	61.13														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304418098	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.55	68.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405734	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.55	49.33														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405574	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.16	59.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304416294	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.28	46.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405648	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.9	84.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304405644	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.54	90.0																																																																					Not Eligible	1
304405695	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	28.92	61.13																																																																					Not Eligible	2.5
304405694	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	13.15	55.31																																																																						4
304419329	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.03	67.32														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304415850	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.24	89.76																																																																						1.6
304415849	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.2	63.23														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422969	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	4.32	86.88																																																																						2.8
304417675	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.5	89.65																																																																						2.6
304415847	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.27	76.77														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304418805	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.97	50.21														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304416478	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.1	57.08														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304417160	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.34	64.44
304417674	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	15.86	65.15																																																																						2.3
304418918	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.44	54.95														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304418112	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.47	73.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304419036	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.6	49.13														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304417654	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	26.2	85.0																																																																						2.1
304417653	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.69	48.49														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304418709	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	19.5	73.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304419116	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.52	21.19														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304418570	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.86	69.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304418930	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.19	61.13																																																																						1
304419122	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	15.32	46.6																																																																						1.6
304419324	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.52	84.69																																																																						1.4
304422862	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	7.14	69.28
304420515	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	7.27	37.52														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420320	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.73	65.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420318	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.09	73.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420743	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	39.67	84.81																																																																						1
304420987	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	5.93	58.08														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420809	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.54	65.13														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420724	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	15.19	67.45																																																																						1.4
304420981	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.7	52.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420980	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	25.29	65.86																																																																					Not Eligible	1
304420978	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	29.04	74.95														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304420960	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.55	72.31																																																																						3
304422396	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.69	82.01														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304423755	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.99	71.38														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422554	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.89	47.67														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422859	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.84	69.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422646	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.38	55.38														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422858	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	26.82	42.53
304422856	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.75	28.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422854	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.33	74.77														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304422853	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.2	75.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304423277	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	34.58	72.63																																																																						1
304422980	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.47	72.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304423558	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.11	63.09																																																																						1.3
304423680	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	25.2	87.13																																																																						1
304425185	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.89	49.34														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304428174	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.72	66.94														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304425178	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.88	34.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304425679	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.44	72.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304425912	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.04	56.85														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304427455	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.78	74.77														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304426438	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.35	62.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304427788	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.92	52.46														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304429106	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.85	59.54																																																																						2.9
304428892	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	24.38	57.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304315410	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	31.48	76.66
304381792	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.32	79.21																																																																					Eligible	1
304354588	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	14.58	64.33																																																																					Not Eligible	1
304381791	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	29.45	84.89																																																																					Eligible	2.4
304370630	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.06	56.56																																																																					Not Eligible	1
304400686	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.67	67.82																																																																					Not Eligible	1
304378869	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	34.43	79.91																																																																					Eligible	1
304379614	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.03	63.57
304381242	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	13.64	52.82																																																																					Not Eligible	3.7
304382182	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.34	50.03																																																																					Eligible	1.2
304385631	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	37.74	49.33																																																																					Not Eligible	1.1
304381033	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.81	80.0																																																																					Eligible	1.3
304398571	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.39	65.41																																																																					Eligible	2
304419512	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.69	64.41																																																																					Eligible	1
304383235	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	26.24	64.61														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383234	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.68	74.96														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383233	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	34.31	74.11														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383225	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	35.7	84.55														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304383219	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.13	77.79														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304314987	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.2	57.93	$XXX	$XXX	.0758	AVM										$XXX	$XXX	.0758	XXX	XXX	XXX	XXX	XX/XX/XXXX
304351776	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.9	79.85														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304337204	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1073 Individual Condo Report	$XXX	18.87	70.42
304360109	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	41.38	62.35																																															$XXX
304334150	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	22.61	79.78	$XXX	$XXX	.0088	AVM										$XXX	$XXX	.0088	XXX	XXX	XXX	XXX	XX/XX/XXXX																										$XXX
304354148	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	32.26	79.23	$XXX	$XXX	.0294	AVM										$XXX	$XXX	.0294	XXX	XXX	XXX	XXX	XX/XX/XXXX
304363827	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.63	80.0	$XXX	$XXX	.0449	AVM										$XXX	$XXX	.0449	XXX	XXX	XXX	XXX	XX/XX/XXXX
304376113	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	35.89	79.75														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304357208	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2075 Desktop Underwriter Property Inspection Report	$XXX	40.06	74.81																																$XXX
304369829	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	27.68	64.06
304368159	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	25.0	55.64
304368216	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.02	53.68														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304365526	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.02	74.36	$XXX	$XXX	-.0768	AVM										$XXX	$XXX	-.0768	XXX	XXX	XXX	XXX	XX/XX/XXXX	$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304366448	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	31.44	84.91
304370765	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.24	58.43														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304371476	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.24	69.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304382349	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	7.84	49.73
304385906	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	30.12	65.34
304379863	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.81	66.36
304401319	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	28.57	44.68
304391150	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	42.71	79.85	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304385091	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	38.01	79.89														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304385181	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.59	30.43	$XXX	$XXX	.1374	AVM										$XXX	$XXX	.1374	XXX	XXX	XXX	XXX	XX/XX/XXXX
304401277	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.87	67.33
304398724	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	26.4	79.87	$XXX	$XXX	-.1147	AVM										$XXX	$XXX	-.1147	XXX	XXX	XXX	XXX	XX/XX/XXXX
304396467	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	30.81	79.58														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304393774	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.62	76.63														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400826	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	41.67	79.67	$XXX	$XXX	-.1940	AVM										$XXX	$XXX	-.1940	XXX	XXX	XXX	XXX	XX/XX/XXXX
304392290	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.11	68.51
304402783	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.97	66.44														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304400768	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.61	49.69
304418735	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.45	65.14														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304419536	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	17.44	41.77																																															$XXX
304420185	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.26	65.32														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304321481	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	20.53	69.98	$XXX	$XXX	-.0514	AVM										$XXX	$XXX	-.0514	XXX	XXX	XXX	XXX	XX/XX/XXXX																										$XXX
304315109	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.74	69.47																																																																						1.3
304321732	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	27.38	69.17																																																																						1.3
304321861	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.3	76.93																																																																						2
304323685	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	16.67	52.85																																															$XXX
304326053	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.36	55.62
304330687	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.7	59.32																																																																						1
304330685	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.44	68.92	$XXX	$XXX	.1306	AVM										$XXX	$XXX	.1306	XXX	XXX	XXX	XXX	XX/XX/XXXX
304332675	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.2	69.64	$XXX	$XXX	.0000	Collateral Underwriter (CU)																																																																		1	XX/XX/XXXX
304335091	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.48	69.13														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358294	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.04	58.42														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304351938	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	15.0	74.15																																																																						1
304353748	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	21.8	75.78	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304354575	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	28.32	79.91
304357575	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.84	74.75	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304357640	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	34.52	79.44																																																																						1
304358332	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	18.06	73.95	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304358441	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	5.32	45.01																																																																						1
304378701	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	24.87	74.71																																																																					Eligible	1
304364114	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.37	75.0																																																																						2.2
304364719	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	24.97	69.92																																																																						1
304377967	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.18	67.81														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304373384	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	3.57	47.45	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX																																										Not Eligible
304373383	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	11.79	58.16																																																																						1
304379771	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.65	67.29																																																																						1
304381625	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	29.59	74.83														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304381880	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	43.25	53.07																																																																						2
304383075	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.49	77.8	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX																																											3.7
304385282	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	25.0	58.41	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304385459	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.26	79.39	$XXX	$XXX	-.0356	Desk Review																		$XXX	$XXX	-.0356	XXX	XXX	XX/XX/XXXX
304385593	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	12.75	45.7	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX																																											1
304386385	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.41	79.99																																																																						1
304392216	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	29.41	67.0																																																																						4.7
304387086	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	20.0	79.74	$XXX	$XXX	.0000	Desk Review																		$XXX	$XXX	.0000	XXX	XXX	XX/XX/XXXX
304387155	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.4	61.45
304388603	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	32.79	63.64																																																																					Eligible	1
304388602	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.14	72.18																																																																					Not Eligible	2.1
304390671	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1025 Small Residential Income Report	$XXX	19.73	69.97
304393113	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	2055 Exterior Only Inspection Report	$XXX	20.39	70.0																																															$XXX																						Not Eligible
304397150	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	26.67	75.53
304397206	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.88	68.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378561	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.03	68.93														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378555	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.48	63.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Unavailable
304378553	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	25.0	56.38																																																																					Not Eligible	1.6
304378543	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.11	67.37														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378542	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.28	62.89														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378536	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.44	79.68														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378514	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.37	36.09														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378510	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	22.08	71.98	$XXX	$XXX	-.0393	AVM										$XXX	$XXX	-.0393	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378498	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	23.57	65.24														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378488	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.31	84.63														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378478	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	15.28	74.19	$XXX	$XXX	.0107	AVM										$XXX	$XXX	.0107	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378462	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	26.67	71.56	$XXX	$XXX	.0444	AVM										$XXX	$XXX	.0444	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378452	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.09	59.05	$XXX	$XXX	-.0973	AVM										$XXX	$XXX	-.0973	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378410	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.08	46.45														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378406	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	23.45	74.88	$XXX	$XXX	-.1320	AVM										$XXX	$XXX	-.1320	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378399	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	35.25	80.0
304378388	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	28.16	84.99
304378386	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.18	71.35														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378340	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.68	59.68														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378327	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	21.97	81.52
304378321	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.12	67.77														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378310	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	29.13	62.45	$XXX	$XXX	-.0031	AVM										$XXX	$XXX	-.0031	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378308	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.39	58.96														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378298	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.18	56.21														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378286	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.58	69.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378283	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.61	79.27														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378246	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.38	65.97														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378229	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.99	84.9														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378219	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.86	66.82														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378200	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	17.19	81.26
304378199	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.11	52.32														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378195	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	29.04	69.07														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378187	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.71	82.44														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378186	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	18.72	66.95														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378173	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.0	62.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378170	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.65	78.78														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378167	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.35	70.76														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378135	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.35	68.21														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378126	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	12.17	60.07														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378119	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.54	57.76														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378117	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.7	73.05														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378107	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.57	63.75														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378106	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	22.19	79.04														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378103	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	8.13	80.0	$XXX	$XXX	.0006	AVM										$XXX	$XXX	.0006	XXX	XXX	XXX	XXX	XX/XX/XXXX
304378098	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.68	57.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378096	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.83	76.19														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378056	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.82	63.02														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378051	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.15	67.32														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378039	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.55	63.09														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304378026	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.59	47.49														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304377995	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	10.8	71.2	$XXX	$XXX	-.0367	AVM										$XXX	$XXX	-.0367	XXX	XXX	XXX	XXX	XX/XX/XXXX
304377984	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.23	74.86														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304377981	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	17.69	76.03														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304377977	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.24	79.82														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304377976	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	16.02	72.92														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304314159	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.07	82.66														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304316137	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.46	65.64														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304321494	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.8	60.23														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304316243	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	21.66	64.42														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304320745	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	11.63	61.58														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304321190	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.77	58.56														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304321370	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.21	65.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304322389	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.92	74.49														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304325527	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	13.74	71.99														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304330151	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.31	69.47														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304335375	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	8.02	70.32														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304328829	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	16.99	78.36																																																																						1
304332371	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	33.33	76.28	$XXX	$XXX	-.0128	AVM										$XXX	$XXX	-.0128	XXX	XXX	XXX	XXX	XX/XX/XXXX																																																Eligible	1
304332456	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	13.23	78.35	$XXX	$XXX	-.3616	AVM										$XXX	$XXX	-.3616	XXX	XXX	XXX	XXX	XX/XX/XXXX
304332507	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	14.37	69.31														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304332516	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.74	57.87														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304337400	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	20.36	63.39														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304351930	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	19.84	74.87																																																																					Eligible	1.1
304353449	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	27.42	83.75														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304356111	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	9.53	75.0														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358623	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.0	65.57														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304358750	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	25.53	74.72														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304359291	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	10.66	50.98														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304363172	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	7.94	56.59
304384386	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	AVM	$XXX	15.46	74.36														$XXX			XXX	XXX	XXX	XXX	XX/XX/XXXX
304099183	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR	$XXX	13.04	56.86
304094295	XXXXX		XX/XX/XXXX	$XXXXXX		$XXX	$XXX	XX/XX/XXXX	1004 URAR Desktop	$XXX	13.25	50.89

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
304383993	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383983	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383983	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304383983	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304383975	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383968	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383966	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383955	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383953	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383949	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383929	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383929	XXXXX		Qualifying HLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304383926	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383926	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304383926	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304383918	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383912	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383904	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304383904	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383902	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383901	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383899	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383897	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383894	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383888	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383887	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383884	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383881	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383880	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383875	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383870	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383862	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383852	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383849	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383846	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383844	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383843	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383833	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383829	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383828	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383827	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383822	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383818	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383808	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383806	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383795	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383792	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383787	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383786	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383776	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383775	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383770	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383746	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383743	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383739	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383732	XXXXX		Loan Amount	$XXXXXX	$XXXXXX	Audit value pulled from Note
304383732	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383719	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383713	XXXXX		Borrower 1 Citizen	XXX	XXX	Borrower is XXX per 1003 and documentation in file
304383713	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383706	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383698	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383691	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383689	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383688	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383686	XXXXX		Borrower 2 SSN	XXX	XXX	SSN verified per final 1003 and credit report
304383686	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383685	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383685	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304383679	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383677	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383674	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383670	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383667	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383665	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383658	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383655	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383654	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383645	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383644	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383641	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383635	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383627	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383626	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383623	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383622	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383621	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383610	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383604	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383602	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383581	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383579	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383577	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383577	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304383569	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383568	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383568	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304383568	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304383567	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383561	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383559	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383558	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383555	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383552	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383552	XXXXX		Qualifying HLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304383550	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383545	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383538	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383535	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383516	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383515	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383507	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383487	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383479	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383470	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304383470	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383469	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383455	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383453	XXXXX		Borrower 2 Self-Employment Flag	XXX	XXX	Co-Borrower is not self-employed per documentation in file
304383453	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383452	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383451	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383447	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383440	XXXXX		Borrower 1 Birthdate	XX/XX/XXXX	XX/XX/XXXX	Audit Value pulled from 1003
304383440	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383437	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383429	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383426	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383415	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383411	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383402	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383399	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383398	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383387	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383385	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383373	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383368	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383357	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383356	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383355	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383344	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383341	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383340	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383331	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383329	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383321	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383320	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383313	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383308	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383308	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304383301	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383293	XXXXX		Borrower 1 Origination FICO	XXX	XXX	Audit value pulled from credit report
304383293	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383277	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383273	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383272	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383271	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383265	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383263	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383260	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383257	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383256	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304383252	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304041499	XXXXX		Borrower 2 Self-Employment Flag	XXX	XXX	Co-Borrower owns less than XXX% of businessis wage earner
304308613	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304309653	XXXXX		Occupancy	XXX	XXX	Loan approved and closed as second home transaction
304309653	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304309653	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304320813	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304330244	XXXXX		Property Address	XXX	XXX	Audit value pulled from Note
304330244	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304330244	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304352004	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304354582	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304366166	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Value verified from Appraisal/AVM
304366166	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304354870	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304354868	XXXXX		Borrower 2 Origination FICO	XXX	XXX	Audit value pulled from credit report
304357161	XXXXX		Borrower 1 Origination FICO	XXX	XXX	Audit value pulled from credit report
304357161	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304357161	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304358091	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304359307	XXXXX		Initial Monthly P&I Or IO Payment	XXX	XXX	Audit value pulled from Note
304358740	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304358512	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Value verified from Appraisal/AVM
304358512	XXXXX		Qualifying Interest Rate	XXX	XXX	Audit Value pulled from Note
304358512	XXXXX		Qualifying LTV	XXX	XXX	Audit value calculated as subject loan amount/ UW value
304358730	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304364885	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304359134	XXXXX		Borrower 1 Origination FICO	XXX	XXX	Audit value pulled from credit report
304359824	XXXXX		Property State	XXX	XXX	Audit value pulled from Note
304359956	XXXXX		Property State	XXX	XXX	Audit value pulled from Note
304361858	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304365377	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304367805	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304367805	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304369694	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304368779	XXXXX		Property City	XXX	XXX	Audit value pulled from Note
304369506	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304369506	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304369970	XXXXX		Borrower 1 Origination FICO	XXX	XXX	Audit value pulled from credit report
304369970	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304370770	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304370770	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304371650	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304373285	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304376531	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304376455	XXXXX		Borrower 1 SSN	XXX	XXX	SSN verified per final 1003 and credit report
304376444	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Value verified from Appraisal/AVM
304379673	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304380795	XXXXX		Note Date	XX/XX/XXXX	XX/XX/XXXX	Audit value pulled from Note
304385601	XXXXX		Number of Units	XXX	XXX	Appraisal reflects XXX Unit
304384095	XXXXX		Borrower 1 Origination FICO	XXX	XXX	Audit value pulled from credit report
304382405	XXXXX		Borrower 1 Last Name	XXXXX	XXXXX	Audit value pulled from Note
304382848	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Value verified from Appraisal/AVM
304384900	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304384092	XXXXX		Borrower 1 SSN	XXX	XXX	SSN verified per final 1003 and credit report
304384909	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304384908	XXXXX		Note Date	XX/XX/XXXX	XX/XX/XXXX	Audit value pulled from Note
304390404	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304398354	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304387983	XXXXX		Borrower 1 Last Name	XXXXX	XXXXX	Audit value pulled from Note
304388018	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304390602	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304388658	XXXXX		Number of Units	XXX	XXX	AVM reflects XXX
304393193	XXXXX		Note Date	XX/XX/XXXX	XX/XX/XXXX	Audit value pulled from Note
304396162	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304393345	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304396478	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304401095	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304417832	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304417832	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304405644	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304415847	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304415847	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304415847	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304417160	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304418918	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304417653	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304419122	XXXXX		Amortization Term	XXX	XXX	Audit value pulled from Note
304419122	XXXXX		First Payment Date	XX/XX/XXXX	XX/XX/XXXX	Audit value pulled from Note
304419122	XXXXX		Term	XXX	XXX	Audit Value pulled from Note
304420809	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304420809	XXXXX		Qualifying Interest Rate	XXX	XXX	Audit Value pulled from Note
304420809	XXXXX		Qualifying LTV	XXX	XXX	Audit value calculated as subject loan amount/ UW value
304422856	XXXXX		Property City	XXX	XXX	Audit value pulled from Note
304429106	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304381792	XXXXX		Borrower 1 Citizen	XXX	XXX	Borrower is XXX per 1003 and documentation in file
304354588	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304400686	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304381242	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304385631	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304314987	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304337204	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304337204	XXXXX		Qualifying HLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304357208	XXXXX		Borrower 1 Last Name	XXXXX	XXXXX	Audit value pulled from Note
304357208	XXXXX		Qualifying FICO	XXX	XXX	Audit Value pulled from credit report
304371476	XXXXX		Borrower 1 Citizen	XXX	XXX	Borrower is XXX per 1003 and documentation in file
304379863	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is wage earner
304385091	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304385181	XXXXX		Borrower 1 Origination FICO	XXX	XXX	Audit value pulled from credit report
304385181	XXXXX		Borrower 2 Origination FICO	XXX	XXX	Audit value pulled from credit report
304398724	XXXXX		Borrower 1 SSN	XXX	XXX	SSN verified per final 1003 and credit report
304418735	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304418735	XXXXX		Qualifying HLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304418735	XXXXX		Qualifying LTV	XXX	XXX	Audit value calculated as subject loan amount/ UW value
304420185	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304321861	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Value verified from Appraisal/AVM
304323685	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304330687	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304330685	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304332675	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304335091	XXXXX		Primary Appraised Property Value	$XXX	$XXX	Value verified from Appraisal/AVM
304335091	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304335091	XXXXX		Qualifying HLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304351938	XXXXX		Borrower 1 Birthdate	XX/XX/XXXX	XX/XX/XXXX	Audit Value pulled from 1003
304351938	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304353748	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304357575	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304357640	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304364114	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304364719	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304373383	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304379771	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304381880	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304381880	XXXXX		Qualifying HLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304381880	XXXXX		Qualifying LTV	XXX	XXX	Audit value calculated as subject loan amount/ UW value
304383075	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304385282	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304385459	XXXXX		Property Zip Code	XXX	XXX	Audit value pulled from Note
304385459	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304385593	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304386385	XXXXX		Borrower 1 SSN	XXX	XXX	SSN verified per final 1003 and credit report
304386385	XXXXX		Qualifying LTV	XXX	XXX	Tape Value is CLTV
304388603	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304390671	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304390671	XXXXX		Qualifying CLTV	XXX	XXX	Tape Value is LTV
304390671	XXXXX		Qualifying FICO	XXX	XXX	Audit Value pulled from credit report
304390671	XXXXX		Qualifying HLTV	XXX	XXX	Tape Value is LTV
304390671	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304393113	XXXXX		Qualifying CLTV	XXX	XXX	Audit value calculated as subject loan amount + verified senior lien balance/value
304393113	XXXXX		Qualifying FICO	XXX	XXX	Audit Value pulled from credit report
304393113	XXXXX		Qualifying HLTV	XXX	XXX	Tape Value is LTV
304393113	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304378478	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304378478	XXXXX		Borrower 2 Self-Employment Flag	XXX	XXX	Co-Borrower is XXX per documentation in file
304378452	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304378386	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304378327	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is self-employed per documentation in file
304378119	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304321370	XXXXX		Borrower 1 Self-Employment Flag	XXX	XXX	Borrower is XXX
304330151	XXXXX		Property Address	XXX	XXX	Audit value pulled from Note
304328829	XXXXX		Borrower 1 SSN	XXX	XXX	SSN verified per final 1003 and credit report
304332456	XXXXX		Qualifying Housing Debt Income Ratio	XXX	XXX	Audit value calculated per income and PITIA documented
304332456	XXXXX		Qualifying Total Debt Income Ratio	XXX	XXX	Audit value calculated per income and debts documented
304356111	XXXXX		Initial Monthly P&I Or IO Payment	XXX	XXX	Audit value pulled from Note